As filed with the Securities and Exchange Commission on November 23, 2016
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04255
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  December 31
Date of reporting period:  September 30, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) 9/30/16

Investments	Shares	Value ($)

LONG POSITIONS - 90.3%

COMMON STOCKS - 48.6%

Air Freight & Logistics - 0.3%
FedEx Corp.(a)	275	48,037

Airlines - 0.1%
Virgin America, Inc.*(b)	367	19,638

Auto Components - 1.2%
Federal-Mogul Holdings Corp.*	100	961
Johnson Controls International plc(a)	3,604	167,694
		168,655

Banks - 0.9%
Barclays plc (United Kingdom)	3,842	8,356
PrivateBancorp, Inc.(b)	1,230	56,482
Societe Generale SA (France)(a)	229	7,918
Synovus Financial Corp.(b)	1,760	57,253
		130,009
Beverages - 0.6%
Molson Coors Brewing Co., Class B(b)	795	87,291

Biotechnology - 3.6%
Biogen, Inc.*(a)	208	65,110
BioMarin Pharmaceutical, Inc.*(b)	698	64,579
Cepheid*(a)	700	36,883
Clovis Oncology, Inc.*	1,699	61,249
Incyte Corp.*	650	61,288
Ironwood Pharmaceuticals, Inc.*	3,676	58,375
Neurocrine Biosciences, Inc.*(b)	1,148	58,135
QLT, Inc. (Canada)*(b)	5,870	11,975
Raptor Pharmaceutical Corp.*(b)	2,550	22,874
TESARO, Inc.*	609	61,046
Tobira Therapeutics, Inc.*	225	8,941
Vitae Pharmaceuticals, Inc.*(b)	600	12,552
		523,007
Capital Markets - 0.2%
American Capital Ltd.*(a)	1,225	20,715
Intertrust NV (Netherlands)*(a)(c)	25	600
RCS Capital Corp., Class A*(d)(e)	3,261	—
		21,315
Chemicals - 2.5%
Air Products & Chemicals, Inc.(a)	555	83,439
Chemtura Corp.*	400	13,124
Croda International plc (United Kingdom)	329	14,857
Monsanto Co.(a)	100	10,220
PPG Industries, Inc.(b)	715	73,902
Syngenta AG, ADR (Switzerland)(b)	825	72,270
Valspar Corp. (The)(b)	550	58,339
WR Grace & Co.(a)	605	44,649
		370,800
Communications Equipment - 0.4%
Palo Alto Networks, Inc.*(a)(b)	335	53,376

Construction Materials - 0.4%
HeidelbergCement AG (Germany)(a)	180	17,003
Martin Marietta Materials, Inc.	210	37,613
		54,616
Containers & Packaging - 0.3%
AEP Industries, Inc.(b)	175	19,140
Ball Corp.(a)	232	19,012
		38,152
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc.*(a)	1,530	12,164
LifeLock, Inc.*	50	846
		13,010
Diversified Financial Services - 0.5%
Pace Holdings Corp.*(b)	7,450	77,480

Electric Utilities - 1.5%
Empire District Electric Co. (The)	132	4,506
Exelon Corp.	381	12,684
Great Plains Energy, Inc.	559	15,255
NextEra Energy, Inc.(a)	959	117,305
PG&E Corp.(a)	467	28,566
PNM Resources, Inc.(a)	216	7,068
Westar Energy, Inc.(b)	575	32,631
		218,015
Electronic Equipment, Instruments & Components - 0.4%
Axis Communications AB (Sweden)(a)	200	8,973
DTS, Inc.	100	4,254
Ingram Micro, Inc., Class A(a)	1,025	36,552
Rofin-Sinar Technologies, Inc.*(b)	400	12,872
		62,651
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.(a)	525	26,497
FMC Technologies, Inc.*(a)	1,100	32,637
Halliburton Co.(a)	750	33,660
		92,794
Food & Staples Retailing - 1.2%
Cia Brasileira de Distribuicao, ADR (Brazil)	312	5,114
Magnit PJSC, GDR (Russia)(a)(f)	307	12,799
Rite Aid Corp.*(b)	9,100	69,979
Wal-Mart de Mexico SAB de CV (Mexico)	3,755	8,246
Wal-Mart Stores, Inc.(b)	805	58,056
X5 Retail Group NV, GDR (Russia)*(a)(f)	828	23,987
		178,181
Food Products - 0.5%
WhiteWave Foods Co. (The)*(b)	1,450	78,924

Gas Utilities - 0.4%
Atmos Energy Corp.(a)	202	15,043
Piedmont Natural Gas Co., Inc.(b)	802	48,152
		63,195
Health Care Equipment & Supplies - 3.6%
Alere, Inc.*(a)	1,600	69,184
Danaher Corp.	550	43,114
DENTSPLY SIRONA, Inc.	740	43,978
EndoChoice Holdings, Inc.*	250	1,995
Hologic, Inc.*	1,548	60,109
Masimo Corp.*(a)	842	50,091
NuVasive, Inc.*(a)	658	43,862
Smith & Nephew plc (United Kingdom)	207	3,338
Smith & Nephew plc, ADR (United Kingdom)(a)	1,648	54,021
St. Jude Medical, Inc.(b)	900	71,784
West Pharmaceutical Services, Inc.	350	26,075
Wright Medical Group NV*(a)	2,465	60,467
		528,018
Health Care Providers & Services - 0.6%
Humana, Inc.(b)	375	66,334
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	2,451	6,657
Sinopharm Group Co. Ltd., Class H (China)	1,376	6,664
		79,655
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc.*(a)	3,043	40,076
Press Ganey Holdings, Inc.*(b)	775	31,310
		71,386
Hotels, Restaurants & Leisure - 0.6%
Bloomin' Brands, Inc.(a)	2,300	39,652
Vail Resorts, Inc.(b)	335	52,555
		92,207
Household Durables - 0.6%
Lennar Corp., Class B(b)	500	16,785
Mohawk Industries, Inc.*(a)	310	62,105
WCI Communities, Inc.*	175	4,151
		83,041
Independent Power & Renewable Electricity Producers - 0.8%
8Point3 Energy Partners LP	26	374
Calpine Corp.*(a)	699	8,835
Dynegy, Inc.*	390	4,832
NextEra Energy Partners LP(a)	1,089	30,459
NRG Yield, Inc., Class A(a)	1,565	25,541
Pattern Energy Group, Inc.(a)	1,454	32,701
Talen Energy Corp.*(b)	1,100	15,235
		117,977
Industrial Conglomerates - 0.0%(g)
Smiths Group plc (United Kingdom)	256	4,858

Insurance - 1.4%
Admiral Group plc (United Kingdom)	273	7,250
AIA Group Ltd. (Hong Kong)(a)	6,802	45,742
American International Group, Inc.(a)	755	44,802
Aspen Insurance Holdings Ltd.(b)	300	13,977
Hartford Financial Services Group, Inc. (The)(a)	1,390	59,520
National Interstate Corp.(b)	650	21,144
RSA Insurance Group plc (United Kingdom)	1,949	13,793
Syncora Holdings Ltd.*	1,021	1,358
		207,586
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc.*(a)	10	8,373
ASOS plc (United Kingdom)*	148	9,302
Expedia, Inc.(a)	193	22,527
Priceline Group, Inc. (The)*(a)	15	22,072
		62,274
Internet Software & Services - 3.9%
Alibaba Group Holding Ltd., ADR (China)*(a)	392	41,470
Alphabet, Inc., Class A*(a)(b)	64	51,460
Apigee Corp.*	400	6,960
Baidu, Inc., ADR (China)*(a)	63	11,470
Cvent, Inc.*(a)	1,450	45,980
eBay, Inc.*(a)	420	13,818
Facebook, Inc., Class A*(a)	345	44,253
inContact, Inc.*(a)	3,675	51,377
LinkedIn Corp., Class A*(a)	819	156,527
Mail.Ru Group Ltd., GDR (Russia)*(f)	245	4,297
MercadoLibre, Inc. (Argentina)(a)	92	17,017
Monster Worldwide, Inc.*	1,208	4,361
Rackspace Hosting, Inc.*(b)	1,600	50,704
Tencent Holdings Ltd. (China)(a)	921	25,606
Yahoo!, Inc.*(b)	1,038	44,738
Yandex NV, Class A (Russia)*(a)	267	5,620
		575,658
IT Services - 0.8%
PayPal Holdings, Inc.*(a)	418	17,125
Total System Services, Inc.(b)	920	43,378
Visa, Inc., Class A(b)	710	58,717
		119,220
Life Sciences Tools & Services - 1.2%
Gerresheimer AG (Germany)(a)	476	40,440
Illumina, Inc.*(a)	301	54,680
QIAGEN NV*(a)	3,171	87,012
		182,132
Machinery - 1.2%
EnPro Industries, Inc.(a)	640	36,365
FANUC Corp. (Japan)(a)(b)	100	16,892
Ingersoll-Rand plc(a)	775	52,653
Joy Global, Inc.(a)(b)	1,325	36,755
Mueller Water Products, Inc., Class A(a)	2,620	32,881
		175,546
Media - 2.9%
Carmike Cinemas, Inc.*	398	13,010
CBS Corp., Class B(a)	1,470	80,468
Crown Media Holdings, Inc., Class A*(d)(e)	1,000	5,050
DISH Network Corp., Class A*(b)	605	33,142
EW Scripps Co. (The), Class A*(b)	952	15,137
Gray Television, Inc.*(b)	2,455	25,434
ITV plc (United Kingdom)(a)	10,421	25,285
Liberty Global plc, Series C (United Kingdom)*(a)	426	14,075
Liberty Global plc LiLAC, Series C (United Kingdom)*	53	1,487
Loral Space & Communications, Inc.*(b)	1,357	53,072
Media General, Inc.*(b)	2,550	46,996
Nexstar Broadcasting Group, Inc., Class A(a)	215	12,408
Sinclair Broadcast Group, Inc., Class A(b)	303	8,751
Sirius XM Canada Holdings, Inc. (Canada)	850	3,084
Stroeer SE & Co. KGaA (Germany)(a)	1,336	58,051
Tribune Media Co., Class A(a)	938	34,256
		429,706
Metals & Mining - 0.2%
Constellium NV, Class A (Netherlands)*(a)	3,042	21,902
		21,902
Multi-Utilities - 1.3%
Black Hills Corp.(a)	1,673	102,421
CMS Energy Corp.(a)	309	12,981
DTE Energy Co.(a)	264	24,729
SCANA Corp.(a)	101	7,309
Sempra Energy(a)	403	43,198
		190,638
Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy Partners LP Holdings LLC	846	19,238
Cheniere Energy, Inc.*(a)	663	28,907
Cobalt International Energy, Inc.*	2,914	3,613
Enbridge, Inc. (Canada)(a)	431	19,063
Golar LNG Ltd.	232	4,918
Kinder Morgan, Inc.(a)	1,467	33,932
Phillips 66(a)	156	12,566
SemGroup Corp., Class A	211	7,461
Targa Resources Corp.	296	14,537
TransCanada Corp. (Canada)(a)	365	17,359
Williams Cos., Inc. (The)(a)	863	26,520
		188,114
Pharmaceuticals - 1.5%
Allergan plc*(a)	357	82,221
Cynapsus Therapeutics, Inc. (Canada)*(a)	525	21,116
Dermira, Inc.*(a)	1,395	47,179
Hikma Pharmaceuticals plc (Jordan)	502	13,130
Mylan NV*	129	4,918
Perrigo Co. plc(a)	507	46,811
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)(b)	135	6,211
		221,586
Real Estate Management & Development - 0.1%
Conwert Immobilien Invest SE (Austria)*(a)	400	7,529
Daiwa House Industry Co. Ltd. (Japan)	300	8,233
		15,762
Road & Rail - 0.7%
Norfolk Southern Corp.(a)	1,080	104,825

Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Ltd. (Singapore)(a)	299	51,583
Disco Corp. (Japan)(a)	200	23,687
Intersil Corp., Class A(a)	3,600	78,948
KLA-Tencor Corp.	525	36,598
Linear Technology Corp.(b)	700	41,503
NXP Semiconductors NV (Netherlands)*(b)	505	51,515
SunEdison Semiconductor Ltd.*(b)	800	9,112
		292,946
Software - 2.5%
Activision Blizzard, Inc.(b)	1,805	79,961
AVG Technologies NV*(a)	2,305	57,648
Dell Technologies, Inc., Class V*(b)	284	13,575
Epiq Systems, Inc.	1,050	17,315
Fleetmatics Group plc*(b)	1,300	77,974
Infoblox, Inc.*(a)	450	11,866
Interactive Intelligence Group, Inc.*	50	3,007
NetSuite, Inc.*(b)	300	33,207
PTC, Inc.*(b)	1,760	77,986
		372,539
Specialty Retail - 0.8%
CST Brands, Inc.(a)	815	39,193
Hennes & Mauritz AB, Class B (Sweden)(a)	1,017	28,689
Office Depot, Inc.(b)	1,548	5,526
Pets at Home Group plc (United Kingdom)	466	1,421
Sports Direct International plc (United Kingdom)*(a)	10,966	40,836
		115,665
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	393	44,429
Hewlett Packard Enterprise Co.(b)	350	7,962
Lexmark International, Inc., Class A(a)	1,200	47,952
Samsung Electronics Co. Ltd., GDR (South Korea)(a)	29	20,952
Silicon Graphics International Corp.*	3,125	24,063
		145,358
Textiles, Apparel & Luxury Goods - 1.5%
Burberry Group plc (United Kingdom)	112	2,002
Deckers Outdoor Corp.*	420	25,011
G-III Apparel Group Ltd.*(a)	1,075	31,336
Michael Kors Holdings Ltd.*(a)	365	17,078
NIKE, Inc., Class B(a)	509	26,799
PVH Corp.(b)	775	85,638
Steven Madden Ltd.*(a)	1,095	37,843
		225,707
Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	100	1,460
EverBank Financial Corp.(a)	575	11,132
		12,592
Trading Companies & Distributors - 0.3%
Brenntag AG (Germany)(a)	909	49,632

Transportation Infrastructure - 0.6%
Macquarie Infrastructure Corp.(a)	1,088	90,565

Water Utilities - 0.3%
American Water Works Co., Inc.(a)	514	38,468

Wireless Telecommunication Services - 0.2%
KDDI Corp. (Japan)	900	27,884

TOTAL COMMON STOCKS (Cost $6,873,252)		7,142,593

Investments	Principal Amount ($)	Value ($)

LOAN ASSIGNMENTS - 7.3%(h)

Advertising - 0.5%
Affinion Group, Inc., 1st Lien Term Loan B
6.75%, 4/30/2018	77,464	75,101

Capital Markets - 0.1%
UFC Holdings LLC, 1st Lien Term Loan B
5.00%, 8/3/2023	9,000	9,073

Chemicals - 0.1%
Avantor Performance Materials, Inc., Term Loan
6/21/2022(i)	11,150	11,164

Commercial Services & Supplies - 0.0%(g)
GCA Services Group, Inc., 1st Lien Term Loan
6.25%, 11/25/2020(e)	4,973	4,768

Communications Equipment - 0.2%
Polycom, Inc., 1st Lien Initial Term Loan
9/27/2023(e)(i)	35,000	33,688

Construction & Engineering - 0.0%(g)
PrimeLine Utility Services, Term Loan B
6.50%, 11/14/2022	3,990	4,010

Distributors - 0.0%(g)
Polyconcept Investments BV, Term Loan B
6.25%, 8/11/2023(e)	5,000	5,025

Diversified Consumer Services - 0.2%
St. George’s University LLC, Term Loan B
6.25%, 6/13/2022(e)	28,000	28,088

Diversified Financial Services - 0.4%
Environmental Resources Management, 1st Lien Term Loan
5.00%, 5/9/2021	50,000	46,187
IG Investments Holdings LLC, 1st Lien Term Loan
6.00%, 10/31/2021	6,982	6,999
		53,186
Diversified Telecommunication Services - 0.6%
ConvergeOne Holdings Corp., 1st Lien Term Loan
6.00%, 6/16/2020(e)	6,843	6,791
Global Telcom Link Corp., 2nd Lien Term Loan
5/21/2020(e)(i)	10,000	9,383
Intelsat Jackson Holdings SA, Term Loan B2
3.75%, 6/30/2019(a)	75,000	71,233
		87,407
Electric Utilities - 0.0%(g)
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan B
5.00%, 7/27/2023	1,629	1,640
Texas Competitive Electric Holdings Co. LLC, Term Loan
5.00%, 7/27/2023	371	374
		2,014
Energy Equipment & Services - 0.4%
CGG Holding US, Inc., 1st Lien Term Loan
6.50%, 5/15/2019(i)	43,842	36,843
Vertiv Co., Term Loan B
9/29/2023	13,000	12,708
		49,551
Food & Staples Retailing - 0.0%(g)
U.S. Foods, Inc., Term Loan B
9/26/2023(i)	3,109	3,123

Food Products - 0.1%
Amplify Snack Brands, Inc., Term Loan B
6.50%, 8/19/2023	8,000	7,920
Chobani LLC, Term Loan B
9/29/2023	6,000	6,000
		13,920
Health Care Equipment & Supplies - 0.1%
ABB Optical Group LLC, Term Loan B
6.00%, 6/14/2023	14,000	14,123

Health Care Providers & Services - 0.4%
21st Century Oncology, Inc., Term Loan
7.12%, 4/28/2022(e)	28,722	26,927
Beacon Health Strategies LLC, Term Loan B
5.00%, 9/30/2021	11,820	11,517
Quorum Health Corp., Term Loan B
4/12/2022(i)	12,000	11,623
		50,067
Hotels, Restaurants & Leisure - 1.1%
Bowlmor AMF Corp., 1st Lien Term Loan
6.00%, 8/17/2023	29,000	28,867
Bowlmor AMF Corp., 2nd Lien Term Loan
11.00%, 2/17/2024(e)	9,000	9,068
Caesars Entertainment Operating Co., Inc., Term Loan B
3/1/2017(j)	53,730	61,353
Diamond Resorts International, Inc., Term Loan B
7.00%, 8/17/2023	37,000	36,792
Landry's, Inc., Term Loan
9/21/2023(i)	6,000	6,027
Mohegan Tribal Gaming Authority, Term Loan B
9/30/2023	21,000	20,869
		162,976
Independent Power & Renewable Electricity Producers - 0.1%
Star West Generation LLC, Term Loan B
5.75%, 3/13/2020(e)	15,960	12,927

Insurance - 0.8%
Alliant Holdings I LLC, Term Loan B-1
5.00%, 8/14/2022	2,993	2,998
Asurion LLC (Fka Asurion Corp.) PIK Unsecured Term Loan
10.00%, 8/10/2021	90,000	89,213
Confie Seguros Holding II Co., 2nd Lien Term Loan
11.50%, 5/8/2019	20,000	20,100
Cunningham Lindsey US, Inc., 1st Lien Term Loan
5.00%, 12/10/2019(e)	25,839	21,673
		133,984
Machinery - 0.0%(g)
Coinstar, Inc., Term Loan
9/26/2023(i)	4,000	4,023

Media - 0.3%
Cirque du Soleil, Inc., 2nd Lien Term Loan
9.25%, 6/25/2023(e)	7,000	6,755
Endemol, 1st Lien Term Loan
6.75%, 8/6/2021	17,689	15,646
NEP/NCP Holdco, Inc., Term Loan
10.00%, 7/22/2020	5,000	5,006
Nexstar Broadcasting Group, Inc., Term Loan B
9/22/2023(i)	34,891	35,051
		62,458
Oil, Gas & Consumable Fuels - 0.1%
Gulf Finance LLC, Term Loan B
6.25%, 8/16/2023	11,000	10,677

Personal Products - 0.0%(g)
Milk Specialties Co., 1st Lien Term Loan
6.00%, 8/4/2023	3,000	3,009

Professional Services - 0.1%
Duff & Phelps Corp., 2nd Lien Term Loan
9.50%, 8/14/2021(e)	15,750	15,592

Road & Rail - 0.1%
YRC Worldwide, Inc., 1st Lien Term Loan
8.00%, 2/12/2019	9,878	9,405

Semiconductors & Semiconductor Equipment - 0.4%
SunEdison, Inc., 1st Lien DIP Term Loan
11.50%, 4/26/2017(e)(i)	32,403	32,727
SunEdison, Inc., 2nd Lien DIP Roll Up Rights Term Loan
4/22/2017(i)(k)	34,893	11,515
SunEdison, Inc., 2nd Lien Term Loan A2
7/2/2018(e)(j)	14,000	7,350
		51,592
Software - 0.6%
Avast Software, Inc., Term Loan B
8/3/2022(i)	12,000	12,053
Blackboard, Inc., Term Loan B-4
6/30/2021(i)	26,000	25,805
Epiq Systems, Inc., Term Loan
9/23/2023(i)	36,000	35,670
SolarWinds, Inc., 1st Lien Term Loan
5.50%, 2/1/2023	11,970	12,078
		85,606
Specialty Retail - 0.2%
Harbor Freight Tools USA, Inc., Term Loan B
4.00%, 8/16/2023	23,000	23,111

Technology Hardware, Storage & Peripherals - 0.4%
Eastman Kodak Co., Term Loan
7.25%, 7/31/2019	59,869	59,495

TOTAL LOAN ASSIGNMENTS (Cost $1,063,032)		1,079,163

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 4.0%

Auto Components - 0.0%(g)
Icahn Enterprises LP
6.00%, 8/1/2020	5,000	5,012

Chemicals - 0.0%(g)
Momentive Performance Materials, Inc. Escrow
10.00%, 10/15/2020(e)(j)(l)	3,000	0

Commercial Services & Supplies - 0.5%
Constellis Holdings LLC
9.75%, 5/15/2020(c)	27,000	26,527
Corporate Risk Holdings LLC
9.50%, 7/1/2019(b)(c)	35,000	33,775
LSC Communications, Inc.
8.75%, 10/15/2023(c)	9,000	8,978
		69,280
Diversified Telecommunication Services - 0.7%
FairPoint Communications, Inc.
8.75%, 8/15/2019(c)	100,000	102,000

Energy Equipment & Services - 0.3%
Transocean, Inc.
9.00%, 7/15/2023(b)(c)	41,000	39,873

Food & Staples Retailing - 0.1%
BI-LO LLC
9.25%, 2/15/2019(c)	10,000	8,588

Gas Utilities - 0.1%
Niska Gas Storage Ltd.
6.50%, 4/1/2019	23,000	22,828

Independent Power & Renewable Electricity Producers - 0.1%
GenOn Energy, Inc.
9.50%, 10/15/2018	15,000	11,850
9.88%, 10/15/2020	15,000	11,175
		23,025
Insurance - 0.3%
Ambac Assurance Corp.
5.10%, 6/7/2020(c)	36,888	43,252
Syncora Guarantee, Inc., 5% Short-Term Surplus Notes
6/7/2023(d)	481	435
Syncora Guarantee, Inc., 6% Long-Term Surplus Notes
6/7/2023	2,053	1,704
		45,391
Machinery - 0.0%(g)
Xerium Technologies, Inc.
9.50%, 8/15/2021(b)(c)	4,000	4,050

Media - 0.5%
Cenveo Corp.
6.00%, 8/1/2019(c)	82,000	72,775

Metals & Mining - 0.3%
Wise Metals Group LLC
8.75%, 12/15/2018(b)(c)	40,000	40,800

Oil, Gas & Consumable Fuels - 0.1%
Midstates Petroleum Co., Inc.
10.00%, 6/1/2020(j)	18,000	12,060

Pharmaceuticals - 0.6%
Endo Ltd.
6.50%, 2/1/2025(c)	31,000	27,396
Valeant Pharmaceuticals International, Inc.
6.13%, 4/15/2025(c)	65,000	55,981
		83,377
Real Estate Management & Development - 0.1%
Crescent Communities LLC
8.88%, 10/15/2021(c)	18,000	18,225

Software - 0.2%
Cengage Learning, Inc.
9.50%, 6/15/2024(b)(c)	25,000	25,375

Trading Companies & Distributors - 0.1%
United Rentals North America, Inc.
4.63%, 7/15/2023	19,000	19,475

TOTAL CORPORATE BONDS (Cost $580,484)		592,134

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 3.8%

Oil, Gas & Consumable Fuels - 3.8%
Antero Midstream Partners LP(a)	1,255	33,508
Boardwalk Pipeline Partners LP(a)	2,388	40,978
Buckeye Partners LP	187	13,389
Cheniere Energy Partners LP	439	12,845
Delek Logistics Partners LP	222	6,345
Dominion Midstream Partners LP	40	956
Energy Transfer Equity LP(a)	1,645	27,620
Energy Transfer Partners LP(a)	970	35,890
Enterprise Products Partners LP(a)	1,497	41,362
EQT GP Holdings LP(a)	767	19,229
EQT Midstream Partners LP(a)	291	22,171
Magellan Midstream Partners LP	73	5,164
MPLX LP	203	6,874
Noble Midstream Partners LP*	70	1,953
NuStar GP Holdings LLC(a)	789	20,183
Phillips 66 Partners LP	55	2,673
Rice Midstream Partners LP(a)	458	11,111
Shell Midstream Partners LP(a)	1,322	42,410
Spectra Energy Partners LP(a)	285	12,452
Sunoco Logistics Partners LP	903	25,654
Sunoco LP(a)	1,099	31,882
Tesoro Logistics LP	148	7,169
Valero Energy Partners LP(a)	1,013	44,258
Western Gas Equity Partners LP(a)	656	27,873
Western Gas Partners LP	412	22,681
Western Refining Logistics LP(a)	2,064	47,844

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $531,180)		564,474

Investments	Principal Amount ($)	Value ($)

CONVERTIBLE BONDS - 1.0%

Automobiles - 0.3%
Tesla Motors, Inc.
1.50%, 1/6/2018	28,000	45,115

Diversified Consumer Services - 0.1%
Ascent Capital Group, Inc.
4.00%, 7/15/2020(b)	24,000	17,100

Media - 0.4%
DISH Network Corp.
3.38%, 8/15/2026(b)(c)	52,000	56,940

Oil, Gas & Consumable Fuels - 0.1%
Cobalt International Energy, Inc.
3.13%, 5/15/2024(b)	33,000	12,540

Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc.
5.00%, 2/7/2018(c)(j)	30,000	15,300

TOTAL CONVERTIBLE BONDS (Cost $147,706)		146,995

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATION - 0.1%

U.S. Treasury Bond
2.50%, 5/15/2046 (Cost $8,174)(b)	8,000	8,307

Investments	No. of Contracts	Value ($)

OPTIONS PURCHASED - 0.0%(g)

Put Options - 0.0%(g)
Icahn Enterprises LP
10/21/2016 @ 50.00	2	210
Icahn Enterprises LP
1/20/2017 @ 60.00	2	2,280
iShares Russell 2000 Fund
12/30/2016 @ 114.00	6	1,104
		3,594
TOTAL OPTIONS PURCHASED (Cost $4,782)		3,594

Investments	No. of Rights	Value ($)

RIGHTS - 0.0%(g)

Biotechnology - 0.0%(g)
Chelsea Therapeutics, Inc. (H Lundbeck A/S)*(d)(e)	500	55
Dyax Corp.*(e)	500	625
		680
Food & Staples Retailing - 0.0%(g)
Safeway, Inc. (Casa Ley)*(e)	1,000	250
Safeway, Inc. (Property Development Centers)*(e)	1,000	20
		270
Health Care Providers & Services - 0.0%(g)
Community Health Systems, Inc., expiring 12/31/2049*(b)	204	2

TOTAL RIGHTS (Cost $15)		952

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 25.5%

INVESTMENT COMPANIES - 25.5%
AQR Managed Futures Strategy HV Fund Institutional Class(a)	52,156	548,159
Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Class, 0.17%(a)(m)	3,199,989	3,199,989
TOTAL INVESTMENT COMPANIES (Cost $3,759,989)		3,748,148

TOTAL LONG POSITIONS (Cost $12,968,614)		13,286,360

Investments	Shares	Value ($)

SHORT POSITIONS - (23.1)%(n)

COMMON STOCKS - (18.2)%

Air Freight & Logistics - (0.2)%
Royal Mail plc (United Kingdom)	(5,060)	(32,104)

Airlines - (0.2)%
Deutsche Lufthansa AG (Germany)	(2,370)	(26,370)

Auto Components - (0.2)%
Autoliv, Inc. (Sweden)	(238)	(25,418)

Automobiles - (0.3)%
Tesla Motors, Inc.*	(225)	(45,907)

Banks - (0.7)%
Canadian Imperial Bank of Commerce (Canada)	(449)	(34,811)
Canadian Western Bank (Canada)	(1,030)	(19,824)
Home BancShares, Inc.	(1,250)	(26,012)
National Bank of Canada (Canada)	(600)	(21,275)
		(101,922)
Beverages - (0.2)%
Brown-Forman Corp., Class B	(520)	(24,669)

Biotechnology - (0.4)%
AbbVie, Inc.	(277)	(17,471)
Amgen, Inc.	(109)	(18,182)
Gilead Sciences, Inc.	(220)	(17,407)
		(53,060)
Building Products - (0.2)%
USG Corp.*	(985)	(25,462)

Capital Markets - (0.5)%
Ameriprise Financial, Inc.	(260)	(25,940)
Ares Capital Corp.	(588)	(9,114)
Franklin Resources, Inc.	(1,265)	(44,996)
		(80,050)
Chemicals - (0.7)%
Axalta Coating Systems Ltd.*	(930)	(26,291)
Dow Chemical Co. (The)	(525)	(27,211)
LyondellBasell Industries NV, Class A	(340)	(27,424)
Sherwin-Williams Co. (The)	(95)	(26,283)
		(107,209)
Commercial Services & Supplies - (0.1)%
Quad/Graphics, Inc.	(624)	(16,673)

Containers & Packaging - (0.1)%
Berry Plastics Group, Inc.*	(220)	(9,647)

Diversified Consumer Services - (0.2)%
ServiceMaster Global Holdings, Inc.*	(720)	(24,250)

Electric Utilities - (0.6)%
Duke Energy Corp.	(123)	(9,845)
Eversource Energy	(726)	(39,335)
Great Plains Energy, Inc.	(1,250)	(34,112)
Xcel Energy, Inc.	(90)	(3,703)
		(86,995)
Electrical Equipment - (0.2)%
Sensata Technologies Holding NV*	(725)	(28,116)

Food & Staples Retailing - (0.6)%
Costco Wholesale Corp.	(130)	(19,826)
CVS Health Corp.	(230)	(20,468)
Walgreens Boots Alliance, Inc.	(268)	(21,606)
Whole Foods Market, Inc.	(900)	(25,515)
		(87,415)
Food Products - (0.3)%
Flowers Foods, Inc.	(855)	(12,928)
Hormel Foods Corp.	(1,025)	(38,878)
		(51,806)
Gas Utilities - (0.1)%
Piedmont Natural Gas Co., Inc.	(207)	(12,428)

Health Care Equipment & Supplies - (1.3)%
Abbott Laboratories	(783)	(33,113)
ABIOMED, Inc.*	(102)	(13,115)
Cooper Cos., Inc. (The)	(102)	(18,284)
Danaher Corp.	(222)	(17,403)
DENTSPLY SIRONA, Inc.	(286)	(16,997)
DexCom, Inc.*	(203)	(17,795)
Halyard Health, Inc.*	(750)	(25,995)
IDEXX Laboratories, Inc.*	(135)	(15,219)
LivaNova plc*	(535)	(32,159)
		(190,080)
Health Care Providers & Services - (1.8)%
Aetna, Inc.	(314)	(36,251)
AmerisourceBergen Corp.	(227)	(18,337)
Anthem, Inc.	(163)	(20,426)
Cardinal Health, Inc.	(251)	(19,503)
Express Scripts Holding Co.*	(248)	(17,492)
HCA Holdings, Inc.*	(232)	(17,546)
Henry Schein, Inc.*	(91)	(14,831)
Laboratory Corp. of America Holdings*	(109)	(14,985)
McKesson Corp.	(113)	(18,843)
MEDNAX, Inc.*	(233)	(15,436)
Quest Diagnostics, Inc.	(186)	(15,741)
UnitedHealth Group, Inc.	(145)	(20,300)
Universal Health Services, Inc., Class B	(146)	(17,990)
VCA, Inc.*	(203)	(14,206)
		(261,887)
Hotels, Restaurants & Leisure - (0.3)%
Darden Restaurants, Inc.	(715)	(43,844)

Household Durables - (0.3)%
Lennar Corp., Class A	(400)	(16,936)
Whirlpool Corp.	(175)	(28,378)
		(45,314)
Household Products - (0.4)%
Church & Dwight Co., Inc.	(510)	(24,439)
Clorox Co. (The)	(240)	(30,043)
		(54,482)
Independent Power & Renewable Electricity Producers - (0.1)%
NRG Yield, Inc., Class C	(433)	(7,344)
TerraForm Power, Inc., Class A*	(500)	(6,955)
		(14,299)
Industrial Conglomerates - (0.1)%
Honeywell International, Inc.	(175)	(20,403)

Insurance - (0.6)%
Primerica, Inc.	(1,060)	(56,212)
Unum Group	(750)	(26,482)
		(82,694)
Internet & Direct Marketing Retail – (0.0)%(g)
Lands' End, Inc.*	(229)	(3,320)

Internet Software & Services - (0.3)%
Alibaba Group Holding Ltd., ADR (China)*	(383)	(40,518)

IT Services - (0.4)%
Cognizant Technology Solutions Corp., Class A*	(205)	(9,781)
EPAM Systems, Inc.*	(290)	(20,100)
International Business Machines Corp.	(230)	(36,535)
		(66,416)
Life Sciences Tools & Services - (0.1)%
Quintiles IMS Holdings, Inc.*	(207)	(16,779)

Machinery - (0.1)%
Cummins, Inc.	(105)	(13,456)

Media - (0.6)%
AMC Entertainment Holdings, Inc., Class A	(32)	(995)
New Media Investment Group, Inc.	(923)	(14,307)
Nexstar Broadcasting Group, Inc., Class A	(275)	(15,870)
SES SA, FDR (Luxembourg)	(224)	(5,494)
Sinclair Broadcast Group, Inc., Class A	(440)	(12,707)
Walt Disney Co. (The)	(470)	(43,644)
		(93,017)
Multiline Retail - (0.7)%
Big Lots, Inc.	(665)	(31,754)
Dillard's, Inc., Class A	(26)	(1,638)
JC Penney Co., Inc.*	(2,786)	(25,687)
Kohl's Corp.	(41)	(1,794)
Macy's, Inc.	(46)	(1,704)
Nordstrom, Inc.	(40)	(2,075)
Target Corp.	(615)	(42,238)
		(106,890)
Multi-Utilities - (0.7)%
Ameren Corp.	(475)	(23,361)
Consolidated Edison, Inc.	(985)	(74,171)
Dominion Resources, Inc.	(64)	(4,753)
Public Service Enterprise Group, Inc.	(128)	(5,359)
		(107,644)
Oil, Gas & Consumable Fuels – (0.0)%(g)
Plains GP Holdings LP, Class A	(302)	(3,908)
Tallgrass Energy GP LP	(60)	(1,443)
		(5,351)
Pharmaceuticals - (2.0)%
Endo International plc*	(726)	(14,629)
GlaxoSmithKline plc, ADR (United Kingdom)	(394)	(16,993)
Jazz Pharmaceuticals plc*	(133)	(16,157)
Johnson & Johnson	(182)	(21,500)
Mallinckrodt plc*	(255)	(17,794)
Mylan NV*	(428)	(16,315)
Novartis AG, ADR (Switzerland)	(206)	(16,266)
Perrigo Co. plc	(145)	(13,388)
Pfizer, Inc.	(628)	(21,270)
Roche Holding AG (Switzerland)	(200)	(49,614)
Sanofi, ADR (France)	(484)	(18,484)
Teva Pharmaceutical Industries Ltd., ADR (Israel)	(339)	(15,597)
UCB SA (Belgium)	(344)	(26,598)
Valeant Pharmaceuticals International, Inc.*	(622)	(15,270)
Zoetis, Inc.	(324)	(16,851)
		(296,726)
Road & Rail - (0.3)%
Union Pacific Corp.	(365)	(35,599)
YRC Worldwide, Inc.*	(167)	(2,057)
		(37,656)
Semiconductors & Semiconductor Equipment - (0.4)%
Analog Devices, Inc.	(151)	(9,732)
Applied Materials, Inc.	(1,050)	(31,657)
Lam Research Corp.	(212)	(20,079)
		(61,468)
Software - (0.2)%
SS&C Technologies Holdings, Inc.	(415)	(13,342)
VMware, Inc., Class A*	(140)	(10,269)
		(23,611)
Specialty Retail - (0.4)%
American Eagle Outfitters, Inc.	(1,200)	(21,432)
Bed Bath & Beyond, Inc.	(35)	(1,509)
Best Buy Co., Inc.	(526)	(20,083)
Dick's Sporting Goods, Inc.	(27)	(1,531)
Foot Locker, Inc.	(28)	(1,896)
GameStop Corp., Class A	(58)	(1,600)
Gap, Inc. (The)	(70)	(1,557)
GNC Holdings, Inc., Class A	(63)	(1,287)
Hibbett Sports, Inc.*	(248)	(9,895)
L Brands, Inc.	(23)	(1,628)
Williams-Sonoma, Inc.	(30)	(1,532)
		(63,950)
Textiles, Apparel & Luxury Goods - (0.4)%
Kate Spade & Co.*	(1,750)	(29,978)
VF Corp.	(525)	(29,426)
		(59,404)
Thrifts & Mortgage Finance - (0.3)%
BofI Holding, Inc.*	(1,258)	(28,179)
Home Capital Group, Inc. (Canada)	(754)	(15,518)
New York Community Bancorp, Inc.	(100)	(1,423)
		(45,120)
Trading Companies & Distributors - (0.6)%
Fastenal Co.	(300)	(12,534)
GATX Corp.	(725)	(32,299)
MSC Industrial Direct Co., Inc., Class A	(175)	(12,847)
United Rentals, Inc.*	(325)	(25,509)
		(83,189)
Wireless Telecommunication Services – (0.0)%(g)
NII Holdings, Inc.*	(763)	(2,541)

TOTAL COMMON STOCKS (Proceeds $(2,672,567))		(2,679,560)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - (2.3)%

Alerian MLP Fund	(7,297)	(92,599)
CurrencyShares Euro Trust*	(700)	(76,545)
Energy Select Sector SPDR Fund	(1,240)	(87,556)
Utilities Select Sector SPDR Fund	(1,890)	(92,591)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(324,834))		(349,291)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - (1.8)%

Auto Components - (0.2)%
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	(25,000)	(26,250)

Chemicals - (0.1)%
Chemours Co. (The)
6.63%, 5/15/2023	(15,000)	(14,812)

Hotels, Restaurants & Leisure - (0.1)%
Wynn Las Vegas LLC
5.50%, 3/1/2025(c)	(13,000)	(13,195)

IT Services - (0.1)%
Sungard Availability Services Capital, Inc.
8.75%, 4/1/2022(c)	(21,000)	(13,860)

Multiline Retail - (0.1)%
Macy's Retail Holdings, Inc.
4.50%, 12/15/2034	(15,000)	(14,198)

Pharmaceuticals - (0.6)%
Endo Finance LLC
5.75%, 1/15/2022(c)	(31,000)	(29,062)
Valeant Pharmaceuticals International, Inc.
5.38%, 3/15/2020(c)	(64,000)	(59,840)
		(88,902)
Specialty Retail - (0.3)%
Gap, Inc. (The)
5.95%, 4/12/2021	(41,000)	(43,864)

Trading Companies & Distributors - (0.3)%
International Lease Finance Corp.
5.88%, 8/15/2022	(29,000)	(32,299)
United Rentals North America, Inc.
5.75%, 11/15/2024	(18,000)	(18,855)
		(51,154)
TOTAL CORPORATE BONDS (Proceeds $(256,600))		(266,235)

Investments	Shares	Value ($)

EXCHANGE TRADED NOTE - (0.4)%

JPMorgan Alerian MLP Index ETN (Proceeds $(53,935))	(1,935)	(60,953)

MASTER LIMITED PARTNERSHIPS - (0.4)%

Gas Utilities - (0.1)%
Ferrellgas Partners LP	(604)	(7,031)

Oil, Gas & Consumable Fuels - (0.3)%
Crestwood Equity Partners LP	(76)	(1,615)
Enable Midstream Partners LP	(167)	(2,547)
Enbridge Energy Partners LP	(68)	(1,729)
Golar LNG Partners LP (United Kingdom)	(322)	(6,321)
Holly Energy Partners LP	(199)	(6,752)
Midcoast Energy Partners LP	(260)	(2,181)
TC PipeLines LP	(175)	(9,980)
Williams Partners LP	(188)	(6,992)
		(38,117)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(45,692))		(45,148)

TOTAL SHORT POSITIONS (Proceeds $(3,353,628))		(3,401,187)

Total Investments - 67.2% (Cost $9,614,986)		9,885,173

Other Assets Less Liabilities - 32.8%(o)		4,825,230

Net assets - 100.0%		14,710,403

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for futures, swaps, options and/or forward foreign currency contracts with a total value of $7,223,239.
(b)	All or a portion of this security is pledged with the custodian for securities sold short and options written.
(c)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 9/30/2016, these securities amounted to $580,435 of long positions and $(115,957) of short positions, or 3.9% and (0.8%), respectively, of net assets for the Fund. Securities denoted with “(c)” but without “(e)” have been deemed by the investment manager to be liquid.

(d)
Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016 amounted to $5,540, which represents approximately 0.0% of net assets of the Fund.

(e)	Illiquid security.
(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At 9/30/2016, the value of these securities amounted to approximately $41,083 of long positions or 0.3% of net assets for the fund.

(g)	Represents less than 0.05% of net assets.
(h)	Variable or floating rate security. The interest rate shown was the current rate as of 9/30/2016 and changes periodically.
(i)	All or a portion of this security had not settled as of 9/30/2016 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(j)	Defaulted securities.
(k)	All or a portion of this security was purchased on a delayed delivery basis.
(l)	Amount less than one dollar.
(m)	Represents 7-day effective yield as of 9/30/2016.
(n)	At 9/30/2016 the Fund had deposited $4,296,025 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(o)	Includes the impact of the Fund’s open positions in derivatives at 9/30/2016.

Abbreviations
ADR	American Depositary Receipt
DIP	Debtor-in-Possession
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SPDR	Standard & Poor’s Depositary Receipt

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)

At September 30, 2016, open positions in futures for the Fund were as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)

12/16/2016	1 S&P 500 E-Mini Index	Short	$(2,224)

12/16/2016	9 The EURO STOXX 50 Index	Short	(92)

Total			$(2,316)

At September 30, 2016, the notional value of futures for the Fund was $(410,718) for short positions. The Fund had deposited $31,344 in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At September 30, 2016, open forward contracts for the Fund were as follows:
Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
4,961	Australian Dollar	$3,779	JPMorgan Chase Bank, NA	11/16/2016	$14
39,022	Canadian Dollar	29,770	JPMorgan Chase Bank, NA	11/16/2016	(17)
249,394	Danish Krone	37,642	JPMorgan Chase Bank, NA	11/16/2016	66
138,820	Euro	156,037	JPMorgan Chase Bank, NA	11/16/2016	220
57,169	Euro	64,427	JPMorgan Chase Bank, NA	11/16/2016	(77)
15,298	Euro	17,278	JPMorgan Chase Bank, NA	11/16/2016	(58)
23,609	Euro	26,732	JPMorgan Chase Bank, NA	11/16/2016	(158)
22,365	Euro	25,444	JPMorgan Chase Bank, NA	11/16/2016	(270)
135,141	Norwegian Krone	16,412	JPMorgan Chase Bank, NA	11/16/2016	494
176,291	Norwegian Krone	21,197	JPMorgan Chase Bank, NA	11/16/2016	857
216	Pound Sterling	281	JPMorgan Chase Bank, NA	11/16/2016	(1)
45,790	Pound Sterling	59,802	JPMorgan Chase Bank, NA	11/16/2016	(401)
2,682	Pound Sterling	3,488	JPMorgan Chase Bank, NA	11/16/2016	(9)
7,977	Pound Sterling	10,368	JPMorgan Chase Bank, NA	12/30/2016	(8)
930,534	Russian Ruble	14,276	JPMorgan Chase Bank, NA	11/16/2016	384
488,915	South African Rand	35,781	JPMorgan Chase Bank, NA	11/16/2016	(453)
358	Swedish Krona	42	JPMorgan Chase Bank, NA	11/16/2016	–(a)
84,411	Swedish Krona	10,075	JPMorgan Chase Bank, NA	11/16/2016	(214)
92,945	Swiss Franc	95,929	JPMorgan Chase Bank, NA	11/16/2016	(10)
	Total				$359

See Notes to Schedule of Investments

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
4,961	Australian Dollar	$3,818	JPMorgan Chase Bank, NA	11/16/2016	$25
39,022	Canadian Dollar	29,583	JPMorgan Chase Bank, NA	11/16/2016	(170)
4,088	Canadian Dollar	3,109	JPMorgan Chase Bank, NA	12/30/2016	(9)
156,995	Danish Krone	23,715	JPMorgan Chase Bank, NA	11/16/2016	(22)
92,399	Danish Krone	13,844	JPMorgan Chase Bank, NA	11/16/2016	(127)
178,560	Euro	201,484	JPMorgan Chase Bank, NA	10/14/2016	805
27,365	Euro	30,880	JPMorgan Chase Bank, NA	11/16/2016	78
23,618	Euro	26,594	JPMorgan Chase Bank, NA	11/16/2016	9
30,311	Euro	33,851	JPMorgan Chase Bank, NA	11/16/2016	(267)
18,831	Euro	21,170	JPMorgan Chase Bank, NA	11/16/2016	(26)
29,976	Euro	33,845	JPMorgan Chase Bank, NA	11/16/2016	104
127,160	Euro	142,894	JPMorgan Chase Bank, NA	11/16/2016	(238)
5,840	Euro	6,574	JPMorgan Chase Bank, NA	12/30/2016	(14)
602,000	Hong Kong Dollar	77,625	JPMorgan Chase Bank, NA	10/14/2016	4
1,253,065	Japanese Yen	12,506	JPMorgan Chase Bank, NA	11/16/2016	127
5,136,809	Japanese Yen	51,000	JPMorgan Chase Bank, NA	11/16/2016	252
165,000	Mexican Peso	8,813	JPMorgan Chase Bank, NA	10/14/2016	313
250,206	Norwegian Krone	30,575	JPMorgan Chase Bank, NA	11/16/2016	(727)
61,226	Norwegian Krone	7,436	JPMorgan Chase Bank, NA	11/16/2016	(224)
129,440	Pound Sterling	172,249	JPMorgan Chase Bank, NA	10/14/2016	4,437
42,005	Pound Sterling	55,498	JPMorgan Chase Bank, NA	11/16/2016	1,007
6,683	Pound Sterling	8,826	JPMorgan Chase Bank, NA	11/16/2016	156
70,620	Pound Sterling	91,722	JPMorgan Chase Bank, NA	12/30/2016	9
930,534	Russian Ruble	14,012	JPMorgan Chase Bank, NA	11/16/2016	(648)
488,915	South African Rand	35,685	JPMorgan Chase Bank, NA	11/16/2016	357
301,573	Swedish Krona	35,755	JPMorgan Chase Bank, NA	10/14/2016	583
84,769	Swedish Krona	10,105	JPMorgan Chase Bank, NA	11/16/2016	202
75,440	Swedish Krona	8,834	JPMorgan Chase Bank, NA	12/30/2016	–(a)
70,000	Swiss Franc	72,043	JPMorgan Chase Bank, NA	10/14/2016	(52)
30,799	Swiss Franc	31,928	JPMorgan Chase Bank, NA	11/16/2016	144
13,919	Swiss Franc	14,389	JPMorgan Chase Bank, NA	11/16/2016	25
37,017	Swiss Franc	38,250	JPMorgan Chase Bank, NA	11/16/2016	49
11,210	Swiss Franc	11,490	JPMorgan Chase Bank, NA	11/16/2016	(79)
5,000	Turkish Lira	1,679	JPMorgan Chase Bank, NA	10/14/2016	17
	Total				$6,100

(a) Amount less than one dollar.

See Notes to Schedule of Investments

Equity swap contracts (“equity swaps”)
At September 30, 2016, the outstanding equity swaps* for the Fund were as follows:

Counterparty	Description	Expiration Date(s)	Value
JPMorgan Chase Bank, NA	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	2/2/2017- 9/29/2017	$(9,344)
* The following table represents the individual long and short positions and related values of the equity swaps with JPMorgan Chase Bank, NA as of September 30, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Long Positions

Australia
SAI Global Ltd.	1,850	$6,583	$2

Brazil
Porto Sudeste Royalties FIP	24,359	14,487	(7,746)(b)(c)
Finland
Powerflute OYJ	6,200	7,082	150

Sweden
Arcam AB	50	1,709	(2)

United Kingdom
SABMiller plc	100	5,711	115
United States
Safeway, Inc.	3,007	0(d)	752(c)
Safeway, Inc.	3,007	0(d)	60(c)
			812

Total Long Positions of Equity Swaps			(6,669)
Short Positions
France
Technip SA	(550)	(32,760)	(1,017)

Total Long and Short Positions of Equity Swaps			(7,686)

Financing Costs and Other Receivables/(Payables)			(1,658)

Equity Swaps, at value - JPMorgan Chase Bank, NA			$(9,344)

Counterparty	Description	Expiration Date(s)	Value
Morgan Stanley Capital Services LLC	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	12/2/2016- 9/15/2017	$37,660

* The following table represents the individual long and short positions and related values of the equity swaps with Morgan Stanley Capital Services LLC as of September 30, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Long Positions

Brazil
Hypermarcas SA	1,130	$6,975	$2,708
France
Amundi SA	192	9,411	618
BNP Paribas SA	481	27,212	(2,481)
Iliad SA	189	45,299	(5,639)
JCDecaux SA	153	6,067	(1,120)
LVMH Moet Hennessy Louis Vuitton SE	363	55,678	6,222
Publicis Groupe SA	426	28,692	3,523
Remy Cointreau SA	250	18,916	2,419
Societe Generale SA	354	15,267	(3,026)
			516
India
Dr Reddy's Laboratories Ltd.	247	11,379	87

Ireland
Ryanair Holdings plc	3,453	55,316	(8,167)

Jordan
Hikma Pharmaceuticals plc	502	15,412	(2,281)

Luxembourg
Eurofins Scientific SE	62	22,762	5,401

South Africa
Aspen Pharmacare Holdings Ltd.	438	8,596	1,298

South Korea
NAVER Corp.	17	9,226	4,403

Switzerland
LafargeHolcim Ltd.	784	35,672	6,695
Syngenta AG	39	15,575	1,486
			8,181
Turkey
Migros Ticaret A/S	1,200	7,213	97

United Kingdom
Admiral Group plc	274	6,452	825
ASOS plc	149	6,489	2,876
Barclays plc	3,842	9,727	(1,371)
Burberry Group plc	113	1,701	319
Croda International plc	330	12,915	1,987
ITV plc	10,421	28,324	(3,038)
Pets At Home Group plc	466	1,716	(296)
RSA Insurance Group plc	1,950	10,930	2,870
Smith & Nephew plc	207	3,435	(98)
Smiths Group plc	256	3,184	1,674
Sports Direct International plc	12,038	54,807	(9,979)
			(4,231)
United States
Coach, Inc.	593	19,672	2,008
Mead Johnson Nutrition Co.	327	25,848	(12)
			1,996

Total Long Positions of Equity Swaps			10,008
Short Positions
France
Air France-KLM	(1,715)	(13,330)	4,115
Electricite de France SA	(518)	(7,390)	1,089

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Kering	(79)	$(13,599)	$(2,335)
Lagardere SCA	(714)	(20,713)	2,534
Orange SA	(1,441)	(24,962)	2,412
			7,815
Germany
adidas AG	(164)	(28,775)	312
Deutsche Lufthansa AG	(923)	(14,310)	4,040
Deutsche Telekom AG	(1,449)	(26,338)	2,052
			6,404
Italy
Eni SpA	(1,275)	(19,999)	1,637

Netherlands
Koninklijke Ahold NV	(1,381)	(32,293)	817

Spain
Industria de Diseno Textil SA	(1,048)	(36,117)	(2,733)

Switzerland
Givaudan SA	(13)	(24,572)	(1,883)
Roche Holding AG	(36)	(9,931)	1,000
			(883)
United Kingdom
Bunzl plc	(951)	(23,271)	(4,833)
GlaxoSmithKline plc	(763)	(13,471)	(2,777)
Marks & Spencer Group plc	(14,447)	(81,889)	19,889
WPP plc	(1,208)	(24,014)	(4,389)
			7,890
United States
Merck & Co., Inc.	(154)	(8,111)	(1,500)
Pfizer, Inc.	(265)	(8,519)	(457)
			(1,957)

Total Short Positions of Equity Swaps			18,990

Total Long and Short Positions of Equity Swaps			28,998

Financing Costs and Other Receivables/(Payables)			8,662

Equity Swaps, at value - Morgan Stanley Capital Services LLC			$37,660

Total Equity Swaps, at value			$28,316

(a) Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.
(b) Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees.
(c) These securities have been deemed by the investment manager to be illiquid.
(d) A zero balance reflects actual amounts rounding to less than $1.
At September 30, 2016, the Fund had deposited cash collateral of $270,000 in a segregated account for Morgan Stanley Capital Services LLC.
See Notes to Schedule of Investments

Total return swap contracts (“total return swaps”)

At September 30, 2016, the Fund had outstanding total return swap contracts as follows:

Long Total Return Swaps

Swap Counterparty	Reference Entity	Notional Value(a)	Termination Date	Variable-rate	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable (Payable)	Total Fair Value
JPMorgan Chase Bank, NA	Media Nusantara Citra Tbk. PT	5,106	8/3/2017	0.524%(b)	$ (385)	$(1)	$ (386)
JPMorgan Chase Bank, NA	Media Nusantara Citra Tbk. PT	5,084	8/3/2017	0.524%(b)	(363)	(1)	(364)
JPMorgan Chase Bank, NA	Media Nusantara Citra Tbk. PT	3,213	8/3/2017	0.524%(b)	(11)	—	(11)
Total total return swaps					$ (759)	$ (2)	$ (761)

(a) Notional value represents the value (including any fees or commissions) of the long positions when they were established.

(b) 1 month LIBOR at September 13, 2016.

Written option contracts (“options written”)

At September 30, 2016, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Fleetmatics Group plc, Call	5	60	10/21/2016	$(200)
Hewlett Packard Enterprise Co., Call	1	21	10/21/2016	(188)
iShares Russell 2000 Fund, Put	6	102	12/30/2016	(378)
Rackspace Hosting, Inc., Call	5	32	12/16/2016	(25)
Total				$(791)

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2016:

Asset Valuation Inputs
	Level 1	Level 2	Level 3^	Total
Investments:
Common Stocks
Capital Markets	$21,315	$—	$0(a)	$21,315
Food & Staples Retailing	165,382	12,799	—	178,181
Health Care Providers & Services	66,334	13,321	—	79,655
Insurance	161,844	45,742	—	207,586
Internet Software & Services	545,755	29,903	—	575,658
Machinery	158,654	16,892	—	175,546
Media	424,656	5,050	—	429,706
Real Estate Management & Development	7,529	8,233	—	15,762
Semiconductors & Semiconductor Equipment	269,259	23,687	—	292,946
Technology Hardware, Storage & Peripherals	124,406	20,952	—	145,358
Wireless Telecommunication Services	—	27,884	—	27,884
Other Common Stocks(b)	4,992,996	—	—	4,992,996
Total Common Stocks	6,938,130	204,463	—	7,142,593
Loan Assignments
Communications Equipment	—	—	33,688	33,688
Distributors	—	—	5,025	5,025
Health Care Equipment & Supplies	—	—	14,123	14,123
Hotels, Restaurants & Leisure	—	133,039	29,937	162,976
Independent Power & Renewable Electricity Producers	—	—	12,927	12,927
Insurance	—	113,884	20,100	133,984
Professional Services	—	—	15,592	15,592
Semiconductors & Semiconductor Equipment	—	7,350	44,242	51,592
Other Loan Assignments(b)	—	649,256	—	649,256
Total Loan Assignments	—	903,529	175,634	1,079,163
Corporate Bonds
Insurance	—	43,252	2,139	45,391
Other Corporate Bonds(b)	—	546,743	—	546,743
Total Corporate Bonds	—	589,995	2,139	592,134
Master Limited Partnerships(b)	564,474	—	—	564,474
Convertible Bonds
Semiconductors & Semiconductor Equipment	—	—	15,300	15,300
Other Convertible Bonds(b)	—	131,695	—	131,695
Total Convertible Bonds	—	131,695	15,300	146,995
U.S. Treasury Obligations	—	8,307	—	8,307
Options Purchased	3,594	—	—	3,594
Rights
Biotechnology	—	—	680	680
Food & Staples Retailing	—	—	270	270
Health Care Providers & Services	2	—	—	2
Total Rights	2	—	950	952
Short-Term Investments	—	3,748,148	—	3,748,148
Total Long Positions	$7,506,200	$5,586,137	$194,023	$13,286,360

(a) A zero balance reflects actual amounts rounding to less than $1.

(b) The Schedule of Investments provides information on the industry categorization for the portfolio.

^ The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/16	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/16
Investment in Securities:
Common Stocks(a)
Capital Markets	$—	$—	$(993)	$—	$—	$993	$—	$0(c)	$(993)
Health Care Equipment & Supplies	175	—	(175)	—	—	—	—	—	—
Loan Assignments(b)
Capital Markets	34,464	11	190	—	(34,665)	—	—	—	—
Commercial Services & Supplies	11,885	14	864	962	(13,725)	—	—	—	—
Communications Equipment	—	—	88	33,600	—	—	—	33,688	88
Distributors	—	1	74	4,950	—	—	—	5,025	74
Diversified Financial Services	47,500	—	—	—	—	—	(47,500)	—	—
Diversified Telecommunication Services	6,774	—	—	—	—	—	(6,774)	—	—
Electronic Equipment, Instruments & Components	1,800	2	(23)	—	(1,779)	—	—	—	—
Health Care Equipment & Supplies	—	6	257	13,860	—	—	—	14,123	257
Health Care Providers & Services	11,315	—	—	—	—	—	(11,315)	—	—
Hotels, Restaurants & Leisure	—	1	326	29,610	—	—	—	29,937	326
Independent Power & Renewable Electricity Producers	—	111	2,121	10,720	(25)	—	—	12,927	2,123
Insurance	—	148	1,122	18,830	—	—	—	20,100	1,122
Internet Software & Services	57,954	54	74	—	(58,082)	—	—	—	—
Media	6,580	—	—	—	—	—	(6,580)	—	—
Professional Services	20,475	49	423	—	(5,355)	—	—	15,592	229
Semiconductors & Semiconductor Equipment	—	30	1,822	42,618	(228)	—	—	44,242	1,825
Corporate Bonds(b)
Chemicals	—	—	—	—	—	—	0(c)	—	—
Insurance	—	—	(376)	2,515	—	—	—	2,139	(375)
Convertible Bonds(b)
Semiconductors & Semiconductor Equipment	—	384	741	14,175	—	—	—	15,300	741
Rights(a)
Biotechnology	55	—	625	—	—	—	—	680	625
Food & Staples Retailing	400	—	(130)	—	—	—	—	270	(130)
Total	$199,377	$811	$7,030	$171,840	$(113,859)	$993	$(72,169)	$194,023	$(5,912)

(a) As of the period ended September 30, 2016, these investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b) These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(c) A zero balance reflects actual amounts rounding to less than $1.
As of the period ended September 30, 2016, certain securities were transferred from one level (as of December 31, 2015) to another. Based on beginning of period market values as of January 1, 2016, $72,169 was transferred from Level 3 to Level 2. In addition, $993 was transferred from Level 1 to Level 3. Loan assignments, corporate bonds and common stocks that transferred in or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or the pricing methodology being based on dated inputs by Management (Level 3). In addition, $13,409 was transferred from Level 1 to Level 2. Interactive provided adjusted prices for these securities as of September 30, 2016, as stated in the description of the valuation methods of foreign equity securities in the notes to schedule of investments.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's short investments as of September 30, 2016:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(2,679,560)	$—	$—	$(2,679,560)
Exchange Traded Funds Sold Short	(349,291)	—	—	(349,291)
Corporate Bonds Sold Short(a)	—	(266,235)	—	(266,235)
Exchange Traded Note Sold Short	(60,953)	—	—	(60,953)
Master Limited Partnerships Sold Short(a)	(45,148)	—	—	(45,148)
Total Short Positions	$(3,134,952)	$(266,235)	$—	$(3,401,187)

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of September 30, 2016

Other Financial Instruments
	Level 1	Level 2	Level 3^	Total
Forward contracts(a)
Assets	$—	$10,738	$—	$10,738
Liabilities	—	(4,279)	—	(4,279)
Futures(a)
Liabilities	(2,316)	—	—	(2,316)
Swap contracts(a)
Assets	—	96,342	812	97,154
Liabilities	—	(61,853)	(7,746)	(69,599)
Options Written
Liabilities	(791)	—	—	(791)
Total	$(3,107)	$40,948	$(6,934)	$30,907

(a)   Forward contracts and futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument. Swap contracts are reported at the cumulative unrealized appreciation/(depreciation), with the exception of total return swaps, which are reported in the table at value.

^   The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/16	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/16
Investment in Securities:
Equity Swaps(a)(b)
Brazil	$—	$—	$(840)	$—	$—	$(6,906)	$—	$(7,746)	$(840)
United States	1,203	—	(391)	—	—	—	—	812	(391)
Total	$1,203	$—	$(1,231)	$—	$—	$(6,906)	$—	$(6,934)	$(1,231)

(a) These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(b) As of the period ended September 30, 2016, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

September 30, 2016
Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, exchange-traded funds, exchange-traded notes, exchange-traded purchased option contracts, exchange-traded written option contracts, master limited partnerships, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or Federal Funds floating rate (generally Level 2 inputs or Level 3 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

At September 30, 2016 the cost of investments for U.S. federal income tax basis was $12,968,614. Gross unrealized appreciation of investments was $563,346 and gross unrealized depreciation of investments was $245,600, resulting in net unrealized appreciation of $317,746 based on cost for U.S. federal income tax purposes.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Schedule of Investments Guardian Portfolio
(Unaudited) 9/30/16

NUMBER OF SHARES		VALUE†

Common Stocks (98.2%)

Airlines (1.7%)
26,000	Delta Air Lines, Inc.	$1,023,360
Banks (4.3%)
15,495	JPMorgan Chase & Co.	1,031,812
35,811	U.S. Bancorp	1,535,934
		2,567,746
Beverages (3.7%)
7,500	Anheuser-Busch InBev NV ADR	985,575
11,100	PepsiCo, Inc.	1,207,347
		2,192,922
Biotechnology (3.3%)
12,950	Celgene Corp.	1,353,663	*
7,465	Gilead Sciences, Inc.	590,631
		1,944,294
Capital Markets (5.6%)
2,035	BlackRock, Inc.	737,606
46,750	Brookfield Asset Management, Inc. Class A	1,644,665
8,995	CME Group, Inc.	940,157
		3,322,428
Chemicals (3.1%)
11,490	Ashland Global Holdings, Inc.	1,332,266
1,800	Sherwin-Williams Co.	497,988
		1,830,254
Construction & Engineering (0.1%)
924	Brookfield Business Partners LP	24,421

Consumer Finance (1.5%)
30,475	Synchrony Financial	853,300

Diversified Telecommunication Services (4.1%)
27,360	Level 3 Communications, Inc.	1,268,957	*
10,545	SBA Communications Corp. Class A	1,182,727	*(a)
		2,451,684
Electric Utilities (2.8%)
48,240	Brookfield Infrastructure Partners LP	1,671,034

Electronic Equipment, Instruments & Components (2.3%)
29,600	CDW Corp.	1,353,608

Energy Equipment & Services (2.6%)
19,168	Schlumberger Ltd.	1,507,372

Equity Real Estate Investment Trust (1.0%)
18,200	Weyerhaeuser Co.	581,308

Food & Staples Retailing (7.1%)
5,900	Costco Wholesale Corp.	899,809
18,495	CVS Health Corp.	1,645,870
58,500	Whole Foods Market, Inc.	1,658,475	(a)
		4,204,154
Food Products (2.8%)
35,400	ConAgra Foods, Inc.	1,667,694

Health Care Equipment & Supplies (2.7%)
26,495	Dentsply Sirona, Inc.	1,574,598

Health Care Providers & Services (4.7%)
25,350	DaVita, Inc.	1,674,874	*
8,050	UnitedHealth Group, Inc.	1,127,000
		2,801,874
Hotels, Restaurants & Leisure (2.5%)
8,200	McDonald's Corp.	945,952
9,935	Starbucks Corp.	537,881
		1,483,833
Industrial Conglomerates (2.4%)
8,118	3M Co.	1,430,635

Internet & Catalog Retail (4.1%)
1,455	Amazon.com, Inc.	1,218,286	*
810	Priceline Group, Inc.	1,191,907	*
		2,410,193
Internet Software & Services (6.6%)
2,610	Alphabet, Inc. Class A	2,098,597	*
55,289	eBay, Inc.	1,819,008	*
		3,917,605
IT Services (2.1%)
3,575	Nets A/S	73,950	*(b)
13,975	Visa, Inc. Class A	1,155,732
		1,229,682
Machinery (2.1%)
16,010	Allison Transmission Holdings, Inc.	459,167
11,700	Ingersoll-Rand PLC	794,898
		1,254,065
Multi-Utilities (2.1%)
20,775	WEC Energy Group, Inc.	1,244,007

Oil, Gas & Consumable Fuels (3.3%)
37,865	Enbridge, Inc.	1,674,769
12,950	Kinder Morgan, Inc.	299,533
		1,974,302
Pharmaceuticals (0.9%)
9,245	Bristol-Myers Squibb Co.	498,490

Professional Services (3.5%)
39,000	IHS Markit Ltd.	1,464,450	*
11,500	Nielsen Holdings PLC	616,055
		2,080,505
Road & Rail (0.3%)
1,300	Canadian Pacific Railway Ltd.	198,510

Semiconductors & Semiconductor Equipment (1.2%)
9,700	Texas Instruments, Inc.	680,746

Software (2.6%)
2,655	Adobe Systems, Inc.	288,174	*
21,900	Microsoft Corp.	1,261,440
		1,549,614
Specialty Retail (4.9%)
11,300	Home Depot, Inc.	1,454,084
10,200	TJX Cos., Inc.	762,756
10,520	Tractor Supply Co.	708,522
		2,925,362
Technology Hardware, Storage & Peripherals (3.0%)
15,900	Apple, Inc.	1,797,495	(c)

Textiles, Apparel & Luxury Goods (3.2%)
4,200	lululemon athletica, Inc.	256,116	*
14,800	PVH Corp.	1,635,400	(a)
		1,891,516
Total Common Stocks (Cost $51,531,110)		58,138,611

Preferred Stocks (0.8%)

Health Care (0.8%)
54,100	Moderna Therapeutics Series F (Cost $474,998)	474,998	(d)(g)

NUMBER OF CONTRACTS

Options Purchased (0.0%)
Call Option (0.0%)
25	Whole Foods Market, Inc. 2/17/17 @ 31 (Cost $3,156)	2,788

NUMBER OF SHARES

Short-Term Investment (1.4%)

Investment Company (1.4%)
828,442	State Street Institutional Treasury Money Market Fund Premier Class, 0.19% (Cost $828,442)	828,442	(c)(e)

Total Investments (100.4%) (Cost $52,837,706)		59,444,839	##

Other Assets Less Liabilities [(0.4%)]		(215,902)	(f)

Net Assets (100.0%)		$59,228,937

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 9/30/2016, these securities amounted to $73,950 or 0.1% of the net assets for the Fund. These securities have been deemed by the investment manager to be liquid.
(c)	All or a portion of this security is segregated in connection for options written with a total value of $1,111,067.
(d)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016, amounted to $474,998, which represents 0.8% of net assets of the Fund.
(e)	Represents 7-day effective yield as of 9/30/2016.
(f)	Includes the impact of the Fund's open positions in derivatives at 9/30/2016.

See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio
(Unaudited) (cont’d)

(g)	These securities have been deemed by the investment manager to be illiquid, and are restricted securities subject to restrictions on resale.

At 9/30/2016, these securities amounted to $474,998, which represents 0.8% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 9/30/2016	Fair Value Percentage of Net Assets as of 9/30/2016

Moderna Therapeutics (Series F Preferred Stocks)	8/10/2016	$474,998	0.8%	$474,998	0.8%

Derivative Instruments

Written Option Contracts (“options written”):

At September 30, 2016, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Whole Foods Market, Inc., Put	25	$25	1/20/2017	$(1,588)

Total				$(1,588)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2016:
Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$58,138,611	$-	$-	$58,138,611
Preferred Stocks(a)	-	-	474,998	474,998
Options Purchased	2,788	-	-	2,788
Short-Term Investment	-	828,442	-	828,442
Total Investments	$58,141,399	$828,442	$474,998	$59,444,839

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 1/1/2016	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 9/30/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2016
Investments in Securities:
Preferred Stock Health Care	$-	$-	$-	$-	$474,998	$-	$-	$-	$474,998	$-
Total	$-	$-	$-	$-	$474,998	$-	$-	$-	$474,998	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016.

Asset class	Fair value at 9/30/2016	Valuation techniques	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from decrease in input (a)
Preferred Stock	$474,998	Market Transaction Method	Transaction Price	$8.78	$8.78	Decrease

(a)
Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

As of the period ended September 30, 2016, no securities were transferred from one level (as of December 31, 2015) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of September 30, 2016:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options written
Liabilities	$(1,588)	$-	$-	$(1,588)
Total	$(1,588)	$-	$-	$(1,588)

Schedule of Investments International Equity Portfolio
(Unaudited) 9/30/16

NUMBER OF SHARES			VALUE†

Common Stocks (97.3%)

Australia (2.3%)
	265,335	Insurance Australia Group Ltd.	$1,117,451
	200,000	Reliance Worldwide Corp. Ltd.	474,929	*
	94,610	Steadfast Group Ltd.	165,921
			1,758,301
Austria (1.3%)
	17,745	Andritz AG	965,894

Belgium (0.9%)
	4,300	Colruyt SA	238,429
	14,585	Ontex Group NV	462,685
			701,114
Canada (4.9%)
	20,270	Alimentation Couche-Tard, Inc. Class B	982,329
	55,725	ATS Automation Tooling Systems, Inc.	467,224	*
	23,300	Home Capital Group, Inc.	479,515
	10,300	Kinaxis, Inc.	524,676	*
	8,168	MacDonald, Dettwiler & Associates Ltd.	498,068
	13,800	Peyto Exploration & Development Corp.	387,298
	13,639	Suncor Energy, Inc.	378,622
			3,717,732
China (2.9%)
	11,200	Alibaba Group Holding Ltd. ADR	1,184,848	*
	5,500	Baidu, Inc. ADR	1,001,385	*
			2,186,233
Denmark (1.4%)
	25,400	Nets A/S	525,406	*(a)
	18,640	Sydbank A/S	566,408
			1,091,814
France (12.1%)
	7,314	Air Liquide SA	784,207
	10,365	Arkema SA	959,426
	14,580	BNP Paribas SA	749,641
	22,000	Elior Group	503,665	(a)
	2,595	Euler Hermes Group	220,614
	8,670	Pernod-Ricard SA	1,026,050
	7,715	Publicis Groupe SA	583,438
	7,321	Sodexo SA	871,748
	40,115	SPIE SA	798,294
	23,040	TOTAL SA	1,091,443
	18,560	Valeo SA	1,082,708
	2,895	Virbac SA	483,749	*
			9,154,983
Germany (8.5%)
	13,880	Brenntag AG	757,854
	3,875	Continental AG	814,660
	6,366	Deutsche Boerse AG	515,962	*
	11,790	GEA Group AG	654,400
	13,378	Gerresheimer AG	1,136,580
	8,060	Henkel AG & Co. KGaA, Preference Shares	1,095,558
	16,000	SAP SE ADR	1,462,560
			6,437,574
Hong Kong (1.1%)
	731,300	HKBN Ltd.	825,781

Ireland (0.7%)
	116,678	Greencore Group PLC	507,384

Israel (3.6%)
	422,620	Bezeq Israeli Telecommunication Corp. Ltd.	797,392
	16,855	Check Point Software Technologies Ltd.	1,308,116	*
	13,770	Teva Pharmaceutical Industries Ltd. ADR	633,558
			2,739,066
Italy (0.8%)
	41,180	Azimut Holding SpA	606,000

Japan (12.1%)
	10,000	Daikin Industries Ltd.	933,158
	46,400	KANSAI PAINT Co. Ltd.	1,017,116
	2,100	KEYENCE Corp.	1,538,647
	17,400	Nabtesco Corp.	492,953
	49,800	SANTEN PHARMACEUTICAL Co. Ltd.	735,365
	10,900	Sato Holdings Corp.	238,766
	14,600	Shionogi & Co. Ltd.	748,009
	4,300	SMC Corp.	1,241,551
	11,900	Sundrug Co. Ltd.	998,877
	20,800	TOYOTA MOTOR Corp.	1,206,534
			9,150,976
Netherlands (6.9%)
	22,400	AerCap Holdings NV	862,176	*
	13,537	Akzo Nobel NV	916,817
	12,625	ASML Holding NV	1,385,467
	43,996	Koninklijke Ahold Delhaize NV	1,002,790
	10,285	NXP Semiconductors NV	1,049,173	*
			5,216,423
Norway (0.8%)
	87,420	Skandiabanken ASA	645,158	*(a)

Spain (1.6%)
	85,730	Banco Bilbao Vizcaya Argentaria SA	518,312
	70,055	Euskaltel SA	696,855	*(a)
			1,215,167
Sweden (1.2%)
	60,905	Nordea Bank AB	604,521
	56,120	Resurs Holding AB	345,075	*(a)
			949,596
Switzerland (14.4%)
	2,921	Bucher Industries AG	730,927
	8,505	Cie Financiere Richemont SA	518,267
	634	Givaudan SA	1,290,188
	22,310	Julius Baer Group Ltd.	907,786	*
	9,260	Novartis AG	728,218
	1,950	Partners Group Holding AG	983,531
	4,161	Roche Holding AG	1,032,219
	452	SGS SA	1,011,940
	5,940	Sonova Holding AG	840,710
	11,600	TE Connectivity Ltd.	746,808
	8,080	Tecan Group AG	1,417,223
	49,505	UBS Group AG	674,165
			10,881,982
United Kingdom (17.2%)
	10,060	Aon PLC	1,131,649
	308,544	Barclays PLC	671,064
	37,086	Bunzl PLC	1,095,973
	96,650	Clinigen Group PLC	898,206
	43,021	Compass Group PLC	833,636
	11,565	DCC PLC	1,053,045
	66,310	Howden Joinery Group PLC	371,552
	1,299,627	Lloyds Banking Group PLC	918,901
	54,010	Prudential PLC	956,619
	58,804	RELX PLC	1,115,081
	152,600	RPS Group PLC	342,181
	29,085	Spectris PLC	741,907
	62,762	St. James's Place PLC	771,188
	228,035	TalkTalk Telecom Group PLC	597,046
	40,512	Travis Perkins PLC	810,748
	198,575	Worldpay Group PLC	762,368	(a)
			13,071,164
United States (2.6%)
	21,225	Nielsen Holdings PLC	1,137,023
	249,600	Samsonite International SA	799,943
	1	STERIS PLC	73
			1,937,039
Total Common Stocks (Cost $71,529,021)			73,759,381

Short-Term Investment (2.6%)

Investment Company (2.6%)
2,002,359		State Street Institutional Treasury Money Market Fund Premier Class, 0.19% (Cost $2,002,359)	2,002,359	(b)

Total Investments (99.9%) (Cost $73,531,380)			75,761,740	##
Other Assets Less Liabilities (0.1%)			52,500

Net Assets (100.0%)			$75,814,240

*	Non-income producing security.
(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 9/30/2016, these securities amounted to $3,478,527 or 4.6% of the Fund. These securities have been deemed by the investment manager to be liquid.
(b)	Represents 7-day effective yield as of 9/30/2016.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2016:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$-	$1,758,301	$-	$1,758,301
Hong Kong	-	825,781	-	825,781
Israel	1,941,674	797,392	-	2,739,066
Japan	-	9,150,976	-	9,150,976
United States	1,137,096	799,943	-	1,937,039
Other Common Stocks(a)	57,348,218	-	-	57,348,218
Total Common Stocks	60,426,988	13,332,393	-	73,759,381
Short-Term Investment	-	2,002,359	-	2,002,359
Total Investments	$60,426,988	$15,334,752	$-	$75,761,740

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended September 30, 2016, certain securities were transferred from one level (as of December 31, 2015) to another. Based on beginning of period market values as of January 1, 2016, $969,890 was transferred from Level 1 to Level 2. Interactive provided adjusted prices for these securities as of September 30, 2016, as stated in the description of the valuation methods of foreign equity securities in footnote † of the Notes to Schedule of Investments. In addition, $16,376,702 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of September 30, 2016. These securities had been categorized as Level 2 as of December 31, 2015, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

POSITIONS BY INDUSTRY
International Equity Portfolio (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Chemicals	$4,967,754	6.6%
Banks	4,674,005	6.2%
Machinery	4,552,949	6.0%
Insurance	4,363,442	5.8%
Pharmaceuticals	4,361,118	5.7%
Trading Companies & Distributors	3,898,303	5.1%
Capital Markets	3,687,444	4.9%
Life Sciences Tools & Services	3,452,009	4.5%
Software	3,295,352	4.3%
Professional Services	3,264,044	4.3%
Food & Staples Retailing	3,222,425	4.2%
Electronic Equipment, Instruments & Components	3,027,362	4.0%
Diversified Telecommunication Services	2,917,074	3.8%
Semiconductors & Semiconductor Equipment	2,434,640	3.2%
Hotels, Restaurants & Leisure	2,209,049	2.9%
Internet Software & Services	2,186,233	2.9%
Auto Components	1,897,368	2.5%
Oil, Gas & Consumable Fuels	1,857,363	2.4%
Building Products	1,408,087	1.9%
Textiles, Apparel & Luxury Goods	1,318,210	1.7%
IT Services	1,287,774	1.7%
Automobiles	1,206,534	1.6%
Household Products	1,095,558	1.4%
Industrial Conglomerates	1,053,045	1.4%
Beverages	1,026,050	1.4%
Health Care Equipment & Supplies	840,783	1.1%
Construction & Engineering	798,294	1.1%
Media	583,438	0.8%
Commercial Services & Supplies	580,947	0.8%
Food Products	507,384	0.7%
Aerospace & Defense	498,068	0.7%
Thrifts & Mortgage Finance	479,515	0.6%
Personal Products	462,685	0.6%
Consumer Finance	345,075	0.5%
Short-Term Investment and Other Assets-Net	2,054,859	2.7%

	$75,814,240	100.0%

Schedule of Investments Large Cap Value Portfolio
(Unaudited) 9/30/16

NUMBER OF SHARES			VALUE†

Common Stocks (93.8%)

Airlines (1.0%)
	15,231	Delta Air Lines, Inc.	$599,492

Banks (20.9%)
	59,564	Bank of America Corp.	932,177
	15,726	BB&T Corp.	593,185
	60,265	Citigroup, Inc.	2,846,316
	3,030	Commerce Bancshares, Inc.	149,258
	41,708	JPMorgan Chase & Co.	2,777,336
	20,297	KeyCorp	247,014
	8,949	M&T Bank Corp.	1,038,979
	15,348	PNC Financial Services Group, Inc.	1,382,701
	12,805	SunTrust Banks, Inc.	560,859
	4,516	Synovus Financial Corp.	146,905
	13,994	U.S. Bancorp	600,203
	29,476	Wells Fargo & Co.	1,305,197
			12,580,130
Capital Markets (7.1%)
	54,794	Bank of New York Mellon Corp.	2,185,185
	10,007	CME Group, Inc.	1,045,931
	6,507	Goldman Sachs Group, Inc.	1,049,384
			4,280,500
Communications Equipment (1.4%)
	26,518	Cisco Systems, Inc.	841,151

Construction & Engineering (0.6%)
	6,865	Jacobs Engineering Group, Inc.	355,058	*

Diversified Telecommunication Services (2.7%)
	17,515	AT&T, Inc.	711,284
	17,398	Verizon Communications, Inc.	904,348
			1,615,632
Electric Utilities (0.8%)
	13,562	Exelon Corp.	451,479

Electrical Equipment (5.5%)
	47,671	Eaton Corp. PLC	3,132,461
	2,859	Emerson Electric Co.	155,844
			3,288,305
Energy Equipment & Services (3.1%)
	24,058	Schlumberger Ltd.	1,891,921

Food & Staples Retailing (1.4%)
	11,938	Wal-Mart Stores, Inc.	860,969

Health Care Equipment & Supplies (1.4%)
	6,961	Medtronic PLC	601,431
	1,661	Zimmer Biomet Holdings, Inc.	215,963
			817,394
Hotels, Restaurants & Leisure (4.9%)
	43,468	Carnival Corp.	2,122,108
	11,209	Royal Caribbean Cruises Ltd.	840,114
			2,962,222
Household Products (3.0%)
	20,084	Procter & Gamble Co.	1,802,539

Independent Power and Renewable Electricity Producers (0.2%)
	10,019	Calpine Corp.	126,640	*

Industrial Conglomerates (2.0%)
	40,367	General Electric Co.	1,195,671

Insurance (2.5%)
	24,648	Lincoln National Corp.	1,157,963
	7,972	MetLife, Inc.	354,196
			1,512,159
Machinery (6.7%)
	20,646	Caterpillar, Inc.	1,832,745
	5,302	Illinois Tool Works, Inc.	635,392
	55,310	Joy Global, Inc.	1,534,299
			4,002,436
Metals & Mining (8.2%)
	58,120	BHP Billiton Ltd. ADR	2,013,858
	73,654	Newmont Mining Corp.	2,893,866
			4,907,724
Oil, Gas & Consumable Fuels (9.4%)
	19,209	Cabot Oil & Gas Corp.	495,592
	10,233	EOG Resources, Inc.	989,633
	33,991	Exxon Mobil Corp.	2,966,735
	1,875	Phillips 66	150,423
	3,295	Pioneer Natural Resources Co.	611,717
	10,909	Range Resources Corp.	422,724
			5,636,824
Pharmaceuticals (4.1%)
	16,324	Merck & Co., Inc.	1,018,781
	43,454	Pfizer, Inc.	1,471,787
			2,490,568
Semiconductors & Semiconductor Equipment (0.9%)
	233	ASML Holding NV	25,532
	3,118	Intel Corp.	117,705
	4,106	NXP Semiconductors NV	418,853	*
			562,090
Software (0.7%)
	12,427	CA, Inc.	411,085

Technology Hardware, Storage & Peripherals (2.4%)
	24,456	Western Digital Corp.	1,429,942

Textiles, Apparel & Luxury Goods (2.9%)
	17,435	Ralph Lauren Corp.	1,763,376

Total Common Stocks (Cost $51,997,786)			56,385,307

Short-Term Investment (9.7%)

Investment Company (9.7%)
5,846,926		State Street Institutional U.S. Government Money Market Fund Premier Class, 0.27% (Cost $5,846,926)	5,846,926	(a)

Total Investments (103.5%) (Cost $57,844,712)			62,232,233	##

Other Assets Less Liabilities [(3.5%)]			(2,088,396)

Net Assets (100.0%)			$60,143,837

*	Non-income producing security.
(a)	Represents 7-day effective yield as of 9/30/2016.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio
(Unaudited) (cont’d)
The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2016:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$56,385,307	$-	$-	$56,385,307
Short-Term Investment	-	5,846,926	-	5,846,926
Total Investments	$56,385,307	$5,846,926	$-	$62,232,233

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended September 30, 2016, no securities were transferred from one level (as of December 31, 2015) to another.

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited) 9/30/16

NUMBER OF SHARES		VALUE†

Common Stocks (94.5%)

Aerospace & Defense (0.5%)
30,000	B/E Aerospace, Inc.	$1,549,800

Airlines (0.7%)
35,000	Alaska Air Group, Inc.	2,305,100

Banks (1.7%)
25,000	Signature Bank	2,961,250	*
25,000	SVB Financial Group	2,763,500	*
		5,724,750
Biotechnology (3.0%)
47,500	BioMarin Pharmaceutical, Inc.	4,394,700	*
30,000	Incyte Corp.	2,828,700	*
29,000	Vertex Pharmaceuticals, Inc.	2,529,090	*
		9,752,490
Capital Markets (2.5%)
10,250	Affiliated Managers Group, Inc.	1,483,175	*
51,550	CBOE Holdings, Inc.	3,343,017
60,500	Raymond James Financial, Inc.	3,521,705
		8,347,897
Chemicals (3.7%)
58,000	RPM International, Inc.	3,115,760
39,000	Scotts Miracle-Gro Co. Class A	3,247,530
50,750	Sensient Technologies Corp.	3,846,850
29,000	WR Grace & Co.	2,140,200
		12,350,340
Commercial Services & Supplies (1.5%)
12,500	Cintas Corp.	1,407,500
47,000	Waste Connections, Inc.	3,510,900
		4,918,400
Distributors (1.3%)
121,000	LKQ Corp.	4,290,660	*

Diversified Consumer Services (1.9%)
50,050	Bright Horizons Family Solutions, Inc.	3,347,845	*
105,750	Service Corp. International	2,806,605
		6,154,450
Electrical Equipment (1.2%)
15,000	Acuity Brands, Inc.	3,969,000

Electronic Equipment, Instruments & Components (2.3%)
58,500	Amphenol Corp. Class A	3,797,820
82,500	CDW Corp.	3,772,725
		7,570,545
Equity Real Estate Investment Trust (0.5%)
22,500	Extra Space Storage, Inc.	1,786,725

Food Products (3.1%)
35,000	ConAgra Foods, Inc.	1,648,850
72,500	Pinnacle Foods, Inc.	3,637,325
25,000	Post Holdings, Inc.	1,929,250	*
57,500	WhiteWave Foods Co.	3,129,725	*
		10,345,150
Health Care Equipment & Supplies (9.6%)
14,500	C.R. Bard, Inc.	3,252,060
30,000	DexCom, Inc.	2,629,800	*
42,500	Edwards Lifesciences Corp.	5,123,800	*
40,000	Integra LifeSciences Holdings Corp.	3,302,000	*
46,500	Nevro Corp.	4,854,135	*
67,500	NuVasive, Inc.	4,499,550	*
22,500	Penumbra, Inc.	1,709,775	*
15,000	Teleflex, Inc.	2,520,750
150,000	Wright Medical Group NV	3,679,500	*
		31,571,370
Health Care Providers & Services (3.2%)
47,500	Amsurg Corp.	3,184,875	*
55,000	Centene Corp.	3,682,800	*
90,000	HealthSouth Corp.	3,651,300
		10,518,975
Hotels, Restaurants & Leisure (3.4%)
80,000	Aramark	3,042,400
125,000	MGM Resorts International	3,253,750	*
110,000	Red Rock Resorts, Inc. Class A	2,594,900
15,000	Vail Resorts, Inc.	2,353,200
		11,244,250
Household Durables (2.4%)
102,600	Newell Brands, Inc.	5,402,916
14,500	Whirlpool Corp.	2,351,320
		7,754,236
Industrial Conglomerates (1.2%)
22,500	Roper Technologies, Inc.	4,105,575

Insurance (1.3%)
46,500	Assurant, Inc.	4,289,625

Internet & Catalog Retail (0.9%)
24,000	Expedia, Inc.	2,801,280

Internet Software & Services (2.0%)
25,000	CoStar Group, Inc.	5,413,250	*
6,000	MercadoLibre, Inc.	1,109,820
		6,523,070
IT Services (5.9%)
82,500	CSRA, Inc.	2,219,250
55,000	Euronet Worldwide, Inc.	4,500,650	*
34,750	Fiserv, Inc.	3,456,582	*
36,500	Global Payments, Inc.	2,801,740
60,000	Sabre Corp.	1,690,800
85,000	Vantiv, Inc. Class A	4,782,950	*
		19,451,972
Life Sciences Tools & Services (1.2%)
82,500	Agilent Technologies, Inc.	3,884,925

Machinery (3.6%)
29,000	CLARCOR, Inc.	1,885,000
42,500	Fortive Corp.	2,163,250
36,500	IDEX Corp.	3,415,305
59,250	Milacron Holdings Corp.	945,630	*
27,500	Stanley Black & Decker, Inc.	3,381,950
		11,791,135
Media (0.7%)
40,000	DISH Network Corp. Class A	2,191,200	*

Multiline Retail (0.9%)
37,500	Dollar Tree, Inc.	2,959,875	*

Oil, Gas & Consumable Fuels (1.6%)
24,000	Concho Resources, Inc.	3,296,400	*
21,000	Diamondback Energy, Inc.	2,027,340	*
		5,323,740
Pharmaceuticals (2.4%)
24,000	Jazz Pharmaceuticals PLC	2,915,520	*
97,450	Zoetis, Inc.	5,068,374
		7,983,894
Professional Services (2.1%)
53,250	Nielsen Holdings PLC	2,852,603
65,500	WageWorks, Inc.	3,989,605	*
		6,842,208
Road & Rail (2.0%)
41,050	J.B. Hunt Transport Services, Inc.	3,330,797
48,500	Old Dominion Freight Line, Inc.	3,327,585	*
		6,658,382
Semiconductors & Semiconductor Equipment (5.7%)
35,000	Lam Research Corp.	3,314,850
60,000	MACOM Technology Solutions Holdings, Inc.	2,540,400	*
72,500	Microsemi Corp.	3,043,550	*
56,000	Monolithic Power Systems, Inc.	4,508,000
80,000	NVIDIA Corp.	5,481,600
		18,888,400
Software (8.7%)
92,250	Activision Blizzard, Inc.	4,086,675
50,000	Electronic Arts, Inc.	4,270,000	*
45,000	Guidewire Software, Inc.	2,699,100	*
39,000	Manhattan Associates, Inc.	2,247,180	*
20,000	Proofpoint, Inc.	1,497,000	*
35,000	Red Hat, Inc.	2,829,050	*
48,500	ServiceNow, Inc.	3,838,775	*
23,000	Tyler Technologies, Inc.	3,938,290	*
16,500	Ultimate Software Group, Inc.	3,372,435	*
		28,778,505
Specialty Retail (8.7%)
67,000	Burlington Stores, Inc.	5,428,340	*
32,500	Dick's Sporting Goods, Inc.	1,843,400
45,000	Five Below, Inc.	1,813,050	*
29,000	Lithia Motors, Inc. Class A	2,770,080
21,500	O'Reilly Automotive, Inc.	6,022,365	*
85,000	Ross Stores, Inc.	5,465,500
42,500	Tractor Supply Co.	2,862,375
10,000	Ulta Salon Cosmetics & Fragrance, Inc.	2,379,800	*
		28,584,910
Textiles, Apparel & Luxury Goods (0.9%)
120,000	Hanesbrands, Inc.	3,030,000

Trading Companies & Distributors (0.8%)
12,000	W.W. Grainger, Inc.	2,698,080

Wireless Telecommunication Services (1.4%)
100,000	T-Mobile US, Inc.	4,672,000	*

Total Common Stocks (Cost $254,375,296)		311,612,914

Exchange Traded Fund (2.0%)
70,000	iShares Russell Mid-Cap Growth ETF (Cost $6,734,686)	6,815,900

Short-Term Investment (3.6%)

Investment Company (3.6%)
11,881,356	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.27% (Cost $11,881,356)	11,881,356	(a)

Total Investments (100.1%) (Cost $272,991,338)		330,310,170	##

Other Assets Less Liabilities [(0.1%)]		(447,551)

Net Assets (100.0%)		$329,862,619

*	Non-income producing security.
(a)	Represents 7-day effective yield as of 9/30/2016.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited) (cont’d)
The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2016:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$311,612,914	$-	$-	$311,612,914
Exchange Traded Fund	6,815,900	-	-	6,815,900
Short-Term Investment	-	11,881,356	-	11,881,356
Total Investments	$318,428,814	$11,881,356	$-	$330,310,170

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended September 30, 2016, no securities were transferred from one level (as of December 31, 2015) to another.

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) 9/30/16

NUMBER OF SHARES			VALUE†

Common Stocks (93.6%)

Aerospace & Defense (7.4%)
	64,000	B/E Aerospace, Inc.	$3,306,240
	24,050	General Dynamics Corp.	3,731,598
	20,100	Orbital ATK, Inc.	1,532,223
	60,200	Spirit AeroSystems Holdings, Inc. Class A	2,681,308	*
			11,251,369
Airlines (1.8%)
	75,500	American Airlines Group, Inc.	2,764,055

Auto Components (2.7%)
	88,910	Johnson Controls International PLC	4,136,982

Banks (7.5%)
	96,900	BankUnited, Inc.	2,926,380
	52,800	BB&T Corp.	1,991,616
	72,200	Comerica, Inc.	3,416,504
	26,500	M&T Bank Corp.	3,076,650
			11,411,150
Biotechnology (1.0%)
	71,400	Myriad Genetics, Inc.	1,469,412	*

Capital Markets (1.7%)
	37,500	State Street Corp.	2,611,125

Chemicals (2.2%)
	28,700	Ashland Global Holdings, Inc.	3,327,765

Commercial Services & Supplies (2.3%)
	226,100	Covanta Holding Corp.	3,479,679

Construction & Engineering (2.0%)
	22,900	Valmont Industries, Inc.	3,081,653

Containers & Packaging (1.6%)
	32,100	Avery Dennison Corp.	2,497,059

Electric Utilities (1.9%)
	40,900	Edison International	2,955,025

Electronic Equipment, Instruments & Components (3.3%)
	137,400	Flex Ltd.	1,871,388	*
	56,900	Itron, Inc.	3,172,744	*
			5,044,132
Equity Real Estate Investment Trust (2.4%)
	127,340	Colony Starwood Homes	3,654,658

Food & Staples Retailing (2.7%)
	148,000	Whole Foods Market, Inc.	4,195,800

Health Care Equipment & Supplies (3.7%)
	43,300	Zimmer Biomet Holdings, Inc.	5,629,866

Hotels, Restaurants & Leisure (1.3%)
	29,800	Wyndham Worldwide Corp.	2,006,434

Independent Power and Renewable Electricity Producers (2.0%)
	243,200	AES Corp.	3,125,120

IT Services (5.3%)
	80,300	Amdocs Ltd.	4,645,355
	114,200	Teradata Corp.	3,540,200	*
			8,185,555
Media (2.8%)
	51,900	CBS Corp. Class B	2,841,006
	70,900	Lions Gate Entertainment Corp.	1,417,291
			4,258,297
Mortgage Real Estate Investment (2.0%)
	136,900	Starwood Property Trust, Inc.	3,082,988

Multi-Utilities (2.0%)
	134,700	CenterPoint Energy, Inc.	3,129,081

Multiline Retail (1.3%)
	51,800	Macy's, Inc.	1,919,190

Oil, Gas & Consumable Fuels (6.5%)
	122,200	Cabot Oil & Gas Corp.	3,152,760
	70,400	Devon Energy Corp.	3,105,344
	70,700	ONEOK, Inc.	3,633,273
			9,891,377
Pharmaceuticals (1.5%)
	24,200	Perrigo Co. PLC	2,234,386

Road & Rail (1.8%)
	44,400	Avis Budget Group, Inc.	1,518,924	*
	31,060	Hertz Global Holdings, Inc.	1,247,370	*
			2,766,294
Semiconductors & Semiconductor Equipment (4.6%)
	252,100	ON Semiconductor Corp.	3,105,872	*
	52,300	Skyworks Solutions, Inc.	3,982,122
			7,087,994
Software (5.7%)
	107,100	Cadence Design Systems, Inc.	2,734,263	*
	42,700	Check Point Software Technologies Ltd.	3,313,947	*
	188,300	Nuance Communications, Inc.	2,730,350	*
			8,778,560
Specialty Retail (4.2%)
	86,700	Best Buy Co., Inc.	3,310,206
	98,700	GNC Holdings, Inc. Class A	2,015,454
	313,700	Office Depot, Inc.	1,119,909
			6,445,569
Technology Hardware, Storage & Peripherals (2.4%)
	62,921	Western Digital Corp.	3,678,991

Textiles, Apparel & Luxury Goods (2.1%)
	55,200	Deckers Outdoor Corp.	3,287,160	*
Trading Companies & Distributors (3.9%)
	140,600	AerCap Holdings NV	5,411,694	*
	14,720	Herc Holdings, Inc.	496,064	*
			5,907,758
Total Common Stocks (Cost $120,587,597)			143,294,484

Rights (0.0%)

Food & Staples Retailing (0.0%)
	39,450	Safeway, Inc. (Casa Ley)	9,862	(a)*
	39,450	Safeway, Inc. (Property Development Centers)	789	(a)*

Total Rights (Cost $41,817)			10,651

Short-Term Investment (5.3%)

Investment Company (5.3%)
8,177,993		State Street Institutional U.S. Government Money Market Fund Premier Class, 0.27% (Cost $8,177,993)	8,177,993	(b)

Total Investments (98.9%) (Cost $128,807,407)			151,483,128	##

Other Assets Less Liabilities (1.1%)			1,675,291

Net Assets (100.0%)			$153,158,419

*		Non-income producing security.
(a)		Illiquid security.
(b)		Represents 7-day effective yield as of 9/30/2016.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2016:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$143,294,484	$-	$-	$143,294,484
Rights(a)	-	-	10,651	10,651
Short-Term Investment	-	8,177,993	-	8,177,993
Total Investments	$143,294,484	$8,177,993	$10,651	$151,483,128

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 1/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2016
Investments in Securities
Rights(a)
Food & Staples Retailing	$15,780	$-	$-	$(5,129)	$-	$-	$-	$-	$10,651	$(5,129)
Total	$15,780	$-	$-	$(5,129)	$-	$-	$-	$-	$10,651	$(5,129)

(a)
As of the period ended September 30, 2016, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

As of the period ended September 30, 2016, no securities were transferred from one level (as of December 31, 2015) to another.

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) 9/30/16

PRINCIPAL AMOUNT		VALUE†

U.S. Treasury Obligations (7.2%)
$7,060,000	U.S. Treasury Notes, 0.88%, due 3/31/18 – 9/15/19	$7,066,155
1,890,000	U.S. Treasury Notes, 1.25%, due 12/15/18	1,907,645
1,670,000	U.S. Treasury Notes, 0.75%, due 7/15/19	1,664,391
	Total U.S. Treasury Obligations (Cost $10,633,348)	10,638,191
Mortgage-Backed Securities (30.6%)

Adjustable Mixed Balance (1.7%)
1,685,467	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 2.99%, due 9/20/36	1,330,386	(a)
299,801	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.65%, due 6/19/34	286,931	(a)
858,382	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.85%, due 12/25/34	856,097	(a)
		2,473,414
Commercial Mortgage-Backed (18.4%)
644,396	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	644,595
3,375,417	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	3,372,987	(b)
780,392	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	781,036
1,428,212	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	1,430,835
1,526,892	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	1,526,848	(b)
637,240	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS5, Class A1, 1.37%, due 9/10/47	637,668
1,105,841	Commercial Mortgage Pass-Through Certificates, Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	1,114,624
1,743,838	Commercial Mortgage Pass-Through Certificates, Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	1,753,260
93,349	Credit Suisse Commercial Mortgage Trust, Ser. 2007-C2, Class A3, 5.54%, due 1/15/49	93,352	(c)
1,721,663	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 9/10/49	1,724,084
17,773	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	17,842	(d)
836,619	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	837,851
124,424	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	124,389
739,344	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	746,502
297,583	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	299,095
797,075	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	797,348
1,717,036	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2016-C28, Class A1, 1.53%, due 1/15/49	1,717,923
1,485,940	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/48	1,479,299
722,686	Wells Fargo Commercial Mortgage Trust, Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	730,311
2,145,000	Wells Fargo Commercial Mortgage Trust, Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/49	2,144,949	(e)
2,522,272	Wells Fargo Commercial Mortgage Trust, Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/59	2,526,525
$2,683,728	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	2,684,091
		27,185,414
Mortgage-Backed Non-Agency (1.7%)
393,865	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	411,504	(d)
1,638,515	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,783,007	(d)
306,138	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	339,733	(d)
		2,534,244
Fannie Mae (5.3%)
1,346,921	Pass-Through Certificates, 3.50%, due 10/1/25	1,420,992
2,682,715	Pass-Through Certificates, 3.00%, due 9/1/27	2,820,951
3,220,400	Pass-Through Certificates, 4.50%, due 5/1/41 – 5/1/44	3,533,210
		7,775,153
Freddie Mac (3.5%)
1,465,346	Pass-Through Certificates, 3.50%, due 5/1/26	1,548,978
1,867,650	Pass-Through Certificates, 3.00%, due 1/1/27	1,962,742
1,553,776	Pass-Through Certificates, 4.50%, due 11/1/39	1,708,100
		5,219,820
	Total Mortgage-Backed Securities (Cost $45,252,794)	45,188,045

Corporate Bonds (42.0%)

Auto Manufacturers (5.0%)
885,000	Daimler Finance N.A. LLC, Guaranteed Notes, 1.50%, due 7/5/19	880,098	(d)
1,510,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	1,524,485
1,465,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.02%, due 5/3/19	1,468,380
1,585,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.40%, due 5/9/19	1,590,665
1,005,000	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	1,005,884	(d)
845,000	Toyota Motor Credit Corp., Senior Unsecured Global Medium-Term Notes, 1.55%, due 7/13/18	849,542
		7,319,054
Banks (14.4%)
2,600,000	Bank of America Corp., Senior Unsecured Notes, 2.00%, due 1/11/18	2,611,903
620,000	Bank of America Corp., Senior Unsecured Notes, Ser. L, 2.60%, due 1/15/19	632,555
1,125,000	Capital One N.A., Senior Unsecured Notes, 2.35%, due 8/17/18	1,138,650
1,985,000	Citigroup, Inc., Senior Unsecured Notes, 2.05%, due 6/7/19	1,999,975
2,240,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 2.90%, due 7/19/18	2,291,428
2,440,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	2,441,169
785,000	Mizuho Bank Ltd., Guaranteed Notes, 1.30%, due 4/16/17	784,640	(d)
2,545,000	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 2.45%, due 2/1/19	2,591,115
605,000	MUFG Americas Holdings Corp., Senior Unsecured Notes, 1.63%, due 2/9/18	605,900
1,985,000	National Australia Bank Ltd., Senior Unsecured Notes, 1.38%, due 7/12/19	1,975,180
2,610,000	Wachovia Corp., Senior Unsecured Notes, 5.75%, due 6/15/17	2,686,912	(b)
1,470,000	Wells Fargo & Co., Senior Unsecured Medium-Term Notes, 1.40%, due 9/8/17	1,469,533
		21,228,960
Beverages (1.9%)
2,115,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 1.90%, due 2/1/19	2,135,960
650,000	Molson Coors Brewing Co., Guaranteed Notes, 1.45%, due 7/15/19	648,068
		2,784,028
Commercial Services (1.0%)
1,475,000	ERAC USA Finance LLC, Guaranteed Notes, 6.20%, due 11/1/16	1,480,565	(d)(f)

Computers (1.9%)
$680,000	Apple, Inc., Senior Unsecured Notes, 1.70%, due 2/22/19	687,669
800,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes, 3.48%, due 6/1/19	822,664	(d)
1,320,000	HP Enterprise Co., Senior Unsecured Notes, 2.85%, due 10/5/18	1,344,873	(d)
		2,855,206
Electric (1.1%)
500,000	Dominion Resources, Inc., Senior Unsecured Notes, Ser. B, 1.60%, due 8/15/19	499,030
695,000	Exelon Corp., Senior Unsecured Notes, 1.55%, due 6/9/17	695,518
370,000	Southern Co., Senior Unsecured Notes, 1.55%, due 7/1/18	371,420
		1,565,968
Electronics (0.3%)
440,000	Fortive Corp., Guaranteed Notes, 1.80%, due 6/15/19	441,178	(d)

Insurance (0.5%)
730,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.70%, due 3/15/19	736,663

Media (0.5%)
350,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	350,179
415,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	416,021
		766,200
Oil & Gas (3.0%)
805,000	BP Capital Markets PLC, Guaranteed Notes, 1.68%, due 5/3/19	808,089
1,330,000	ConocoPhillips Canada Funding Co. I, Guaranteed Notes, 5.63%, due 10/15/16	1,331,595
1,390,000	Exxon Mobil Corp., Senior Unsecured Notes, 1.71%, due 3/1/19	1,404,751
845,000	Shell Int'l Finance BV, Guaranteed Notes, 1.38%, due 5/10/19	842,611
		4,387,046
Pharmaceuticals (4.1%)
555,000	AbbVie, Inc., Senior Unsecured Notes, 1.80%, due 5/14/18	557,331
795,000	Bayer US Finance LLC, Guaranteed Notes, 1.50%, due 10/6/17	794,231	(d)
540,000	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	540,427
900,000	Mylan NV, Guaranteed Notes, 2.50%, due 6/7/19	907,931	(d)
1,190,000	Mylan, Inc., Guaranteed Notes, 1.35%, due 11/29/16	1,190,598
1,080,000	Shire Acquisitions Investments Ireland DAC, Guaranteed Notes, 1.90%, due 9/23/19	1,080,994
1,065,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 1.70%, due 7/19/19	1,062,512
		6,134,024
Pipelines (0.3%)
390,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.65%, due 5/7/18	390,129

Real Estate (0.4%)
640,000	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	641,147	(d)

Retail (1.4%)
2,065,000	CVS Health Corp., Senior Unsecured Notes, 1.90%, due 7/20/18	2,084,905

Telecommunications (6.2%)
1,050,000	AT&T, Inc., Senior Unsecured Notes, 1.70%, due 6/1/17	1,053,150
1,860,000	AT&T, Inc., Senior Unsecured Notes, 1.40%, due 12/1/17	1,861,124
1,250,000	AT&T, Inc., Senior Unsecured Notes, 2.30%, due 3/11/19	1,270,901
1,570,000	Cisco Systems, Inc., Senior Unsecured Notes, 1.65%, due 6/15/18	1,582,521
1,250,000	Verizon Communications, Inc., Senior Unsecured Notes, 3.65%, due 9/14/18	1,304,630
2,040,000	Verizon Communications, Inc., Senior Unsecured Notes, 1.38%, due 8/15/19	2,030,012
		9,102,338
	Total Corporate Bonds (Cost $61,653,845)	61,917,411

Asset-Backed Securities (18.9%)
$3,585,977	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	3,591,281
2,125,000	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.79%, due 9/16/19	2,126,700	(a)
4,797,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.60%, due 12/16/19	4,797,551	(a)
2,800,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A3, Class A3, 1.34%, due 4/15/22	2,806,501
1,081,137	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	1,080,514
4,200,000	Chase Issuance Trust, Ser. 2016-A5, Class A5, 1.27%, due 7/15/21	4,199,368
619,380	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 0.75%, due 9/26/33	615,186	(a)
1,147,346	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	1,147,212
2,000,000	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	2,000,753
666,182	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	666,005
1,028,303	SLM Student Loan Trust, Ser. 2013-2, Class A, 0.98%, due 6/25/43	1,009,044	(a)
2,325,000	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	2,326,679
1,425,000	Verizon Owner Trust, Ser. 2016-1A, Class A, 1.42%, due 1/20/21	1,428,224	(d)
	Total Asset-Backed Securities (Cost $27,694,700)	27,795,018

NUMBER OF SHARES

Short-Term Investment (3.2%)

Investment Company (3.2%)
4,738,630	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.27% (Cost $4,738,630)	4,738,630	(b)(g)

	Total Investments (101.9%) (Cost $149,973,317)	150,277,295	##

	Other Assets Less Liabilities [(1.9%)]	(2,856,122)	(h)

	Net Assets (100.0%)	$147,421,173

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 9/30/2016 and changes periodically.
(b)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or futures contracts with a total value of $10,222,176.
(c)	The security is a weighted average fixed-rate available funds class whose coupon may change depending on the underlying loans in the deal.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 9/30/2016, these securities amounted to $13,083,521 or 8.9% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(e)	When-issued security. Total value of all such securities at 9/30/2016, amounted to $2,144,949, which represents 1.5% of net assets.
(f)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(g)	Represents 7-day effective yield as of 9/30/2016.
(h)	Includes the impact of the Fund's open positions in derivatives at 9/30/2016.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”):

At September 30, 2016, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Positions	Unrealized Appreciation (Depreciation)
12/30/2016	27 U.S. Treasury Note, 2 Year	Long	$10,073

At September 30, 2016, the notional value of futures for the Fund was $5,888,583 for long positions. The Fund had deposited $19,305 in segregated accounts to cover margin requirements on open futures.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2016:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$10,638,191	$—	$10,638,191
Mortgage-Backed Securities(a)	—	45,188,045	—	45,188,045
Corporate Bonds(a)	—	61,917,411	—	61,917,411
Asset-Backed Securities	—	27,795,018	—	27,795,018
Short-Term Investment	—	4,738,630	—	4,738,630
Total Investments	$—	$150,277,295	$—	$150,277,295

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended September 30, 2016, no securities were transferred from one level (as of December 31, 2015) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of September 30, 2016:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$10,073	$-	$-	$10,073
Total	$10,073	$-	$-	$10,073

(a)	Futures are reported at the cumulative appreciation/(depreciation) of the instrument.

Schedule of Investments Socially Responsive Portfolio
(Unaudited) 9/30/16

NUMBER OF SHARES			VALUE†

Common Stocks (97.7%)

Airlines (2.0%)
	107,740	Ryanair Holdings PLC ADR	$8,083,732

Auto Components (3.3%)
	205,293	BorgWarner, Inc.	7,222,208
	82,362	Delphi Automotive PLC	5,874,058
			13,096,266
Banks (4.3%)
	104,889	JPMorgan Chase & Co.	6,984,559
	233,708	U.S. Bancorp	10,023,736
			17,008,295
Capital Markets (2.9%)
	42,505	Intercontinental Exchange, Inc.	11,449,147

Chemicals (1.0%)
	34,179	Praxair, Inc.	4,129,849

Communications Equipment (3.0%)
	80,733	Motorola Solutions, Inc.	6,158,313
	199,395	NetScout Systems, Inc.	5,832,304	*
			11,990,617
Consumer Finance (2.7%)
	165,710	American Express Co.	10,612,068

Diversified Telecommunication Services (2.9%)
	249,843	Level 3 Communications, Inc.	11,587,718	*

Electric Utilities (2.0%)
	145,104	Eversource Energy	7,861,735

Energy Equipment & Services (3.9%)
	197,718	Schlumberger Ltd.	15,548,543

Equity Real Estate Investment Trusts (1.7%)
	216,645	Weyerhaeuser Co.	6,919,641

Food & Staples Retailing (1.9%)
	252,952	Kroger Co.	7,507,615

Health Care Equipment & Supplies (13.2%)
	285,102	Abbott Laboratories	12,056,964
	95,566	Becton, Dickinson & Co.	17,176,077
	160,255	Danaher Corp.	12,562,389
	125,057	Medtronic PLC	10,804,925
			52,600,355
Health Care Providers & Services (1.3%)
	163,573	Premier, Inc. Class A	5,289,951	*

Household Durables (4.5%)
	340,857	Newell Brands, Inc.	17,949,530

Industrial Conglomerates (2.3%)
	53,038	3M Co.	9,346,887

Insurance (4.3%)
	539,749	Progressive Corp.	17,002,093

Internet Software & Services (5.5%)
	12,121	Alphabet, Inc. Class A	9,746,011	*
	366,365	eBay, Inc.	12,053,409	*
			21,799,420
IT Services (4.7%)
	48,673	Alliance Data Systems Corp.	10,441,819	*
	83,298	MasterCard, Inc. Class A	8,477,237
			18,919,056
Machinery (1.1%)
	88,260	Fortive Corp.	4,492,434

Oil, Gas & Consumable Fuels (4.5%)
	44,674	Cimarex Energy Co.	6,002,845
	335,046	Noble Energy, Inc.	11,974,544
			17,977,389
Personal Products (4.0%)
	345,071	Unilever NV	15,907,773

Pharmaceuticals (2.2%)
	35,244	Roche Holding AG	8,742,979

Professional Services (3.2%)
	75,860	ManpowerGroup, Inc.	5,481,644
	190,014	Robert Half International, Inc.	7,193,930
			12,675,574
Road & Rail (1.7%)
	82,947	J.B. Hunt Transport Services, Inc.	6,730,320

Semiconductors & Semiconductor Equipment (4.9%)
	279,280	Texas Instruments, Inc.	19,599,870

Software (3.0%)
	107,405	Intuit, Inc.	11,815,624

Textiles, Apparel & Luxury Goods (1.0%)
	141,448	Gildan Activewear, Inc.	3,953,472

Trading Companies & Distributors (4.7%)
	196,057	NOW, Inc.	4,201,501	*
	63,840	W.W. Grainger, Inc.	14,353,786
			18,555,287
Total Common Stocks (Cost $306,099,697)			389,153,240

Short-Term Investments (1.8%)

PRINCIPAL AMOUNT

Certificates of Deposit (0.1%)
	$100,000	Self Help Credit Union, 0.25%, due 10/5/16	100,000
	100,000	Self Help Federal Credit Union, 0.25%, due 10/28/16	100,000
			200,000
NUMBER OF SHARES

Investment Company (1.7%)
6,716,708		State Street Institutional Treasury Money Market Fund Premier Class, 0.19%	6,716,708	(a)

Total Short-Term Investments (Cost $6,916,708)			6,916,708
			VALUE†
Total Investments (99.5%) (Cost $313,016,405)			396,069,948	##
Other Assets Less Liabilities (0.5%)			2,184,023

Net Assets (100.0%)			$398,253,971

*		Non-income producing security.
(a)		Represents 7-day effective yield as of 9/30/2016.

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Portfolio
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2016:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$389,153,240	$-	$-	$389,153,240
Short-Term Investments(a)	-	6,916,708	-	6,916,708
Total Investments	$389,153,240	$6,916,708	$-	$396,069,948

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended September 30, 2016, no securities were transferred from one level (as of December 31, 2015) to another.

September 30, 2016
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: Guardian Portfolio (“Guardian”), International Equity Portfolio (“International Equity”), Large Cap Value Portfolio (“Large Cap Value”), Mid Cap Growth Portfolio (“Mid Cap Growth”), Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Short Duration Bond Portfolio (“Short Duration Bond”), and Socially Responsive Portfolio (“Socially Responsive”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange traded funds, preferred stocks, exchange traded options purchased and options written and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##	At September 30, 2016, selected fund information on a U.S. federal income tax basis was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Guardian	$52,900,989	$7,690,368	$1,146,518	$6,543,850
International Equity	73,636,876	9,136,887	7,012,023	2,124,864
Large Cap Value	58,901,874	4,501,383	1,171,024	3,330,359
Mid Cap Growth	273,251,053	60,422,322	3,363,205	57,059,117
Mid Cap Intrinsic Value	128,305,385	30,009,896	6,832,153	23,177,743
Short Duration Bond	150,258,934	687,452	669,091	18,361
Socially Responsive	313,720,341	91,009,078	8,659,471	82,349,607

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.
Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Advisers Management Trust
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  November 23, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  November 23, 2016
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  November 23, 2016